UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AMFQX)
(CLASS I: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AGFQX)
(CLASS I: AGFZX)

361 DOMESTIC LONG/SHORT EQUITY FUND
(INVESTOR CLASS: ADMQX)
(CLASS I: ADMZX)
(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND
(INVESTOR CLASS: AGAQX)
(CLASS I: AGAZX)
(CLASS Y: AGAWX)

361 MACRO OPPORTUNITY FUND
(INVESTOR CLASS: AGMQX)
(CLASS I: AGMZX)

361 U.S. SMALL CAP EQUITY FUND
(INVESTOR CLASS: ASFQX)
(CLASS I: ASFZX)
(CLASS Y: ASFWX)

SEMI-ANNUAL REPORT
APRIL 30, 2017

361 Funds
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	38
Statements of Changes in Net Assets	40
Statement of Cash Flows	46
Financial Highlights	48
Notes to Financial Statements	63
Supplemental Information	79
Expense Examples	88

Investing involves risk, including possible loss of principal.  Futures prices may be very volatile.  The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment.  The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies.  Bond prices generally fall when interest rates rise.  High-yield bonds have higher default rates.  Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets.  The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability.  Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 31.5%
$6,950,000	American Express Credit Account Master Trust 1.444%, 5/15/2020[1,2]	$6,957,256
2,000,000	AmeriCredit Automobile Receivables Trust 1.294%, 5/18/2020[1,2]	2,000,844
2,800,000	AmeriCredit Automobile Receivables Trust 2013-1 2.090%, 2/8/2019[1]	2,804,234
10,000,000	BA Credit Card Trust 1.384%, 10/15/2021[1,2]	10,059,279
3,000,000	CARDS II Trust 1.694%, 7/15/2021[1,2,3]	3,014,510
3,500,000	Chesapeake Funding II LLC 1.994%, 6/15/2028[1,2,3]	3,515,698
2,902,000	Discover Card Execution Note Trust 1.344%, 8/17/2020[1,2]	2,908,495
8,000,000	Evergreen Credit Card Trust Series 2016-1 1.714%, 4/15/2020[1,2,3]	8,035,492
11,500,000	First National Master Note Trust 2015-1 1.764%, 9/15/2020[1,2]	11,522,702
5,000,000	Golden Credit Card Trust 1.980%, 4/15/2022[1,3]	4,999,313
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[1,3]	3,007,629
602,033	Hyundai Auto Receivables Trust 2015-C 1.364%, 11/15/2018[1,2]	602,151
3,500,000	Master Credit Card Trust II Series 2016-1 1.728%, 9/23/2019[1,2,3]	3,512,439
4,600,000	Mercedes-Benz Auto Lease Trust 2017-A 2.010%, 1/17/2023[1]	4,599,648
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 1.374%, 4/15/2020[1,2,3]	10,016,550
592,080	Navient Student Loan Trust 2016-3 1.591%, 6/25/2065[1,2,3]	594,005
4,000,000	Navistar Financial Dealer Note Master Owner Trust II 3.291%, 9/27/2021[2,3]	4,016,619
	NextGear Floorplan Master Owner Trust
6,565,000	1.920%, 10/15/2019[1,3]	6,574,729
6,000,000	2.694%, 4/15/2021[1,2,3]	6,069,681
1,900,000	Penarth Master Issuer PLC 1.394%, 5/18/2019[2,3]	1,900,118
	PFS Financing Corp.
2,000,000	1.594%, 10/15/2019[1,2,3]	1,998,392
8,000,000	1.844%, 10/15/2019[1,2,3]	7,990,304
2,897,662	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	2,906,767

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$793,069	Securitized Term Auto Receivables Trust 2017-1 0.880%, 2/26/2018[1,3]	$792,720
280,117	SLM Private Education Loan Trust 2013-A 1.594%, 8/15/2022[1,2,3]	280,190
9,173,093	SLM Private Education Loan Trust 2013-C 2.394%, 10/15/2031[1,2,3]	9,289,885
1,515,057	SLM Private Education Loan Trust 2014-A 1.594%, 7/15/2022[1,2,3]	1,515,496
1,124,627	SLM Student Loan Trust 2011-2 1.591%, 11/25/2027[1,2]	1,129,510
1,628,829	SMART ABS Series 2015-1US Trust 1.514%, 9/14/2018[1,2]	1,627,614
4,000,000	Trillium Credit Card Trust II 1.711%, 5/26/2021[1,2,3]	4,018,811
10,000,000	Turquoise Card Backed Securities PLC 1.794%, 6/17/2019[1,2,3]	10,006,340
6,485,000	Volkswagen Credit Auto Master Trust 1.343%, 7/22/2019[1,2,3]	6,486,310

	TOTAL ASSET-BACKED SECURITIES (Cost $144,430,448)	144,753,731

	CERTIFICATE OF DEPOSITS – 3.7%
5,500,000	Bank of Montreal 1.100%, 7/3/2017	5,500,693
5,300,000	Canadian Imperial Bank of Commerce 1.070%, 7/5/2017	5,301,155
6,000,000	Toronto-Dominion Bank 1.120%, 7/3/2017	6,001,158

	TOTAL CERTIFICATE OF DEPOSITS (Cost $16,800,000)	16,803,006

	COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
6,141,626	Freddie Mac Structured Agency Credit Risk Debt Notes 2.641%, 4/25/2024[1,2]	6,204,983

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,072,507)	6,204,983

	COMMERCIAL PAPERS – 6.3%
7,000,000	ANZ New Zealand International Ltd. 1.240%, 7/13/2017	6,985,489
6,000,000	Bayerische Landesbank 1.280%, 5/12/2017	5,997,786
5,000,000	Electricite de France S.A. 1.500%, 8/9/2017	4,979,970

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPERS (Continued)
$4,000,000	National Australia Bank Ltd. 1.130%, 5/12/2017	$3,998,608
4,000,000	Toyota Motor Credit Corp. 1.210%, 6/15/2017	3,994,880
3,000,000	Westpac Banking Corp. 1.330%, 8/4/2017	2,990,899

	TOTAL COMMERCIAL PAPERS (Cost $28,941,259)	28,947,632

	CORPORATE BONDS – 25.8%
	COMMUNICATIONS – 2.2%
10,000,000	Verizon Communications, Inc. 1.506%, 6/9/2017[2]	10,003,720

	CONSUMER, CYCLICAL – 5.7%
6,000,000	Daimler Finance North America LLC 1.374%, 8/1/2017[2,3]	6,004,020
10,000,000	Ford Motor Credit Co. LLC 1.626%, 9/8/2017[2]	10,000,520
10,000,000	Volkswagen Group of America Finance LLC 1.423%, 5/23/2017[2,3]	10,000,790
		26,005,330
	CONSUMER, NON-CYCLICAL – 4.9%
2,560,000	Actavis Funding SCS 2.200%, 3/12/2018[2,4]	2,576,392
6,000,000	Aetna, Inc. 1.756%, 12/8/2017[2]	6,020,826
4,000,000	BAT International Finance PLC 1.641%, 6/15/2018[2,3,4]	4,009,440
10,000,000	Bayer U.S. Finance LLC 1.430%, 10/6/2017[2,3]	10,000,980
		22,607,638
	ENERGY – 2.9%
5,000,000	BP Capital Markets PLC 1.459%, 2/13/2018[2,4]	5,013,990
4,000,000	Chevron Corp. 1.234%, 3/2/2018[2]	4,007,040
4,100,000	Statoil A.S.A. 1.238%, 11/9/2017[2,4]	4,104,686
		13,125,716
	FINANCIAL – 3.3%
5,000,000	Capital One N.A. 2.192%, 8/17/2018[1,2]	5,046,915

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$4,000,000	MUFG Union Bank N.A. 1.434%, 5/5/2017[1,2]	$4,000,092
6,085,000	New York Life Global Funding 1.543%, 10/24/2019[2,3]	6,103,026
		15,150,033
	INDUSTRIAL – 0.3%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,356,178

	TECHNOLOGY – 6.5%
10,000,000	Apple, Inc. 1.285%, 5/3/2018[2]	10,023,590
10,000,000	Hewlett Packard Enterprise Co. 2.890%, 10/5/2017[2]	10,053,950
10,000,000	Oracle Corp. 1.350%, 7/7/2017[2]	10,006,370
		30,083,910
	TOTAL CORPORATE BONDS (Cost $118,102,485)	118,332,525

	MEDIUM TERM NOTES – 6.9%
	CONSUMER, CYCLICAL – 2.2%
10,000,000	American Honda Finance Corp. 1.328%, 7/14/2017[2]	10,004,550

	FINANCIAL – 4.7%
10,000,000	Bank of America Corp. 1.662%, 8/25/2017[2]	10,014,970
1,670,000	Fifth Third Bank 1.743%, 9/27/2019[1,2]	1,675,781
10,000,000	Goldman Sachs Group, Inc. 1.725%, 6/4/2017[2]	10,005,070
		21,695,821
	TOTAL MEDIUM TERM NOTES (Cost $31,676,114)	31,700,371

Number of Shares

	SHORT-TERM INVESTMENTS – 24.6%
112,886,747	Federated Government Obligations Fund – Institutional Class, 0.63%[5]	112,886,747

	TOTAL SHORT-TERM INVESTMENTS (Cost $112,886,747)	112,886,747

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 100.2% (Cost $458,909,560)	$459,628,995
Liabilities in Excess of Other Assets – (0.2)%	(823,002)

TOTAL NET ASSETS – 100.0%	$458,805,993

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $133,753,487.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	31.5%
Corporate Bonds
Technology	6.5%
Consumer, Cyclical	5.7%
Consumer, Non-cyclical	4.9%
Financial	3.3%
Energy	2.9%
Communications	2.2%
Industrial	0.3%
Total Corporate Bonds	25.8%
Medium Term Notes
Financial	4.7%
Consumer, Cyclical	2.2%
Total Medium Term Notes	6.9%
Commercial Papers	6.3%
Certificate of Deposits	3.7%
Collateralized Mortgage Obligations	1.4%
Short-Term Investments	24.6%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 99.6%
63,794,281	Federated Government Obligations Fund – Institutional Class, 0.63%[1]	$63,794,281

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,794,281)	63,794,281

	TOTAL INVESTMENTS – 99.6% (Cost $63,794,281)	63,794,281
	Other Assets in Excess of Liabilities – 0.4%	266,463

	TOTAL NET ASSETS – 100.0%	$64,060,744

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)

14	E-Mini S&P MidCap 400 Index	June 2017	$2,422,059	$2,422,000	$(59)
137	Russell 2000 Mini Index	June 2017	9,577,185	9,579,040	1,855

TOTAL FUTURES CONTRACTS			$11,999,244	$12,001,040	$1,796

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Short-Term Investments	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	BASIC MATERIALS – 8.1%
15,951	AdvanSix, Inc.*1	$434,824
19,468	Huntsman Corp.[1]	482,222
8,908	Monsanto Co.[1]	1,038,762
25,282	Versum Materials, Inc.[1]	809,530
		2,765,338
	COMMUNICATIONS – 10.5%
11,919	CDW Corp.[1]	704,294
26,765	Cisco Systems, Inc.[1]	911,883
8,392	Clear Channel Outdoor Holdings, Inc. - Class A1	43,219
16,292	eBay, Inc.*1	544,316
20,393	Verizon Communications, Inc.[1]	936,243
11,522	Yelp, Inc.*1	407,994
		3,547,949
	CONSUMER, CYCLICAL – 11.7%
6,223	Burlington Stores, Inc.*1	615,579
2,018	Darden Restaurants, Inc.[1]	171,913
12,572	HD Supply Holdings, Inc.*1	506,652
2,729	Toro Co.[1]	177,167
1,796	Ulta Beauty, Inc.*1	505,466
3,540	Walgreens Boots Alliance, Inc.[1]	306,352
36,715	Wendy's Co.[1]	541,179
13,806	World Fuel Services Corp.[1]	508,475
18,318	Yum China Holdings, Inc.*1	625,010
		3,957,793
	CONSUMER, NON-CYCLICAL – 23.4%
11,045	AbbVie, Inc.[1]	728,307
8,280	Baxter International, Inc.[1]	461,030
105	Biogen, Inc.*1	28,477
17,701	Booz Allen Hamilton Holding Corp.[1]	635,997
8,275	Bunge Ltd.[1,2]	653,973
8,564	CDK Global, Inc.[1]	556,746
16,262	Conagra Brands, Inc.[1]	630,640
8,639	Gilead Sciences, Inc.[1]	592,204
7,303	HCA Holdings, Inc.*1	614,986
3,001	IDEXX Laboratories, Inc.*1	503,358
2,908	Incyte Corp.*1	361,406
614	LSC Communications, Inc.[1]	15,884
9,271	PepsiCo, Inc.[1]	1,050,219
6,062	Quanta Services, Inc.*1	214,837
2	RR Donnelley & Sons Co.[1]	25
13,687	U.S. Foods Holding Corp.*1	385,973
150	Vertex Pharmaceuticals, Inc.*1	17,745

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,482	West Pharmaceutical Services, Inc.[1]	$504,509
		7,956,316
	ENERGY – 0.5%
3,144	Laredo Petroleum, Inc.*1	40,432
1,629	Murphy USA, Inc.*1	113,330
		153,762
	FINANCIAL – 18.0%
6,992	American Financial Group, Inc.[1]	680,391
30,607	Apple Hospitality REIT, Inc. - REIT[1]	573,269
17,521	CBRE Group, Inc. - Class A*1	627,427
53,365	Colony NorthStar, Inc. - Class A - REIT[1]	697,481
2,385	CoreCivic, Inc.[1]	82,163
5,591	East West Bancorp, Inc.[1]	303,424
27,801	Equity Commonwealth - REIT*1	889,354
247	Lamar Advertising Co. - Class A1	17,801
7,462	Outfront Media, Inc. - REIT[1]	195,206
17,076	Quality Care Properties, Inc. - REIT*1	296,269
22,792	Rayonier, Inc. - REIT[1]	643,190
20,089	Synchrony Financial[1]	558,474
19,908	Uniti Group, Inc. - REIT[1]	546,674
		6,111,123
	INDUSTRIAL – 0.9%
1,190	Arrow Electronics, Inc.*1	83,895
4,189	Expeditors International of Washington, Inc.[1]	234,961
		318,856
	TECHNOLOGY – 21.6%
686	Accenture PLC - Class A1,2	83,212
5,070	Adobe Systems, Inc.*1	678,062
666	Amdocs Ltd.[1,2]	40,786
11,094	Broadridge Financial Solutions, Inc.[1]	775,914
8,409	Dell Technologies, Inc. - Class V*1	564,328
14,887	Donnelley Financial Solutions, Inc.*1	330,789
6,174	DST Systems, Inc.[1]	760,081
2,173	DXC Technology Co.*1	163,714
5,573	Fidelity National Information Services, Inc.[1]	469,191
40,978	Hewlett Packard Enterprise Co.[1]	763,420
37,851	HP, Inc.[1]	712,356
9,931	Leidos Holdings, Inc.[1]	522,967
5,205	ServiceNow, Inc.*1	491,768
11,949	Synopsys, Inc.*1	880,641

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,762	Veeva Systems, Inc. - Class A*1	$94,478
		7,331,707
	UTILITIES – 4.4%
22,915	Exelon Corp.[1]	793,546
21,080	Hawaiian Electric Industries, Inc.[1]	706,602
		1,500,148
	TOTAL COMMON STOCKS (Cost $32,198,418)	33,642,992

	SHORT-TERM INVESTMENTS – 19.3%
6,572,781	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.64%[3]	6,572,781

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,572,781)	6,572,781

	TOTAL INVESTMENTS – 118.4% (Cost $38,771,199)	40,215,773
	Liabilities in Excess of Other Assets – (18.4)%	(6,235,461)

	TOTAL NET ASSETS – 100.0%	$33,980,312

	SECURITIES SOLD SHORT – (28.1)%
	COMMON STOCKS – (28.1)%
	BASIC MATERIALS – (0.8)%
(9,547)	CF Industries Holdings, Inc.	(255,287)

	COMMUNICATIONS – (1.5)%
(25,149)	FireEye, Inc.*	(314,614)
(2,293)	Liberty Expedia Holdings, Inc. - Class A*	(110,775)
(623)	Palo Alto Networks, Inc.*	(67,539)
(1,573)	Twitter, Inc.*	(25,923)
		(518,851)
	CONSUMER, CYCLICAL – (3.5)%
(663)	Casey's General Stores, Inc.	(74,302)
(8,087)	Spirit Airlines, Inc.*	(463,143)
(1,609)	Tesla, Inc.*	(505,339)
(1,235)	Wynn Resorts Ltd.	(151,917)
		(1,194,701)
	CONSUMER, NON-CYCLICAL – (8.7)%
(10,336)	Acadia Healthcare Co., Inc.*	(450,443)
(1,444)	Allergan PLC[2]	(352,134)
(7,024)	Alnylam Pharmaceuticals, Inc.*	(376,486)
(1,185)	AMERCO	(443,735)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(30,915)	Endo International PLC*2	$(351,504)
(3,068)	Intercept Pharmaceuticals, Inc.*	(344,690)
(13,580)	Juno Therapeutics, Inc.*	(338,685)
(24,169)	RR Donnelley & Sons Co.	(303,804)
		(2,961,481)
	ENERGY – (9.1)%
(10,834)	Cheniere Energy, Inc.*	(491,322)
(8,081)	EQT Corp.	(469,829)
(11,130)	Hess Corp.	(543,478)
(50,771)	Kosmos Energy Ltd.*2	(305,134)
(44,094)	Southwestern Energy Co.*	(331,146)
(31,128)	Superior Energy Services, Inc.*	(376,026)
(26,869)	Transocean Ltd.*2	(296,365)
(48,532)	Weatherford International PLC*2	(280,030)
		(3,093,330)
	FINANCIAL – (2.1)%
(1,004)	AvalonBay Communities, Inc. - REIT	(190,599)
(396)	Markel Corp.*	(383,962)
(10,309)	New York Community Bancorp, Inc.	(137,007)
		(711,568)
	INDUSTRIAL – (2.4)%
(1,650)	Acuity Brands, Inc.	(290,565)
(17,315)	Chicago Bridge & Iron Co. N.V.[2]	(520,835)
		(811,400)
	TOTAL COMMON STOCKS (Proceeds $9,553,620)	(9,546,618)

	TOTAL SECURITIES SOLD SHORT (Proceeds $9,553,620)	$(9,546,618)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.4%
Technology	21.6%
Financial	18.0%
Consumer, Cyclical	11.7%
Communications	10.5%
Basic Materials	8.1%
Utilities	4.4%
Industrial	0.9%
Energy	0.5%
Total Common Stocks	99.1%
Short-Term Investments	19.3%
Total Investments	118.4%
Liabilities in Excess of Other Assets	(18.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.4%
	BASIC MATERIALS – 6.9%
18,163	Anglo American PLC*	$260,041
283,508	ArcelorMittal*	2,227,947
9,577	Arkema S.A.	1,014,066
1,564,691	Fortescue Metals Group Ltd.	6,201,706
41,100	Mitsubishi Gas Chemical Co., Inc.	878,848
114,755	Nucor Corp.[1]	7,037,924
193,671	Rio Tinto Ltd.	8,767,619
2,395,810	South32 Ltd.	4,964,735
34,000	Teck Resources Ltd.	705,355
5,800	West Fraser Timber Co., Ltd.	260,620
683,300	Yamana Gold, Inc.	1,837,016
		34,155,877
	COMMUNICATIONS – 6.6%
464,380	Frontier Communications Corp.[1]	873,034
408,500	KDDI Corp.	10,830,999
5,200	Mixi, Inc.	288,466
5,800	Nippon Telegraph & Telephone Corp.	248,563
653,900	NTT DOCOMO, Inc.	15,822,472
71,000	Start Today Co., Ltd.	1,515,019
4,496,477	Telecom Italia S.p.A.	3,209,250
		32,787,803
	CONSUMER, CYCLICAL – 7.1%
118,269	Best Buy Co., Inc.[1]	6,127,517
96,965	CVS Health Corp.[1]	7,993,795
101,052	Darden Restaurants, Inc.[1]	8,608,620
71,768	Dick's Sporting Goods, Inc.[1]	3,627,872
61,070	Flight Centre Travel Group Ltd.	1,436,437
526,800	Marubeni Corp.	3,247,056
28,374	Schaeffler A.G.	489,393
41,013	Wal-Mart Stores, Inc.[1]	3,083,357
66,500	Yue Yuen Industrial Holdings Ltd.	262,891
		34,876,938
	CONSUMER, NON-CYCLICAL – 36.6%
178,012	AbbVie, Inc.[1]	11,738,111
18,064	Aetna, Inc.[1]	2,439,904
34,708	Align Technology, Inc.*1	4,672,391
74,439	Amgen, Inc.[1]	12,157,377
62,736	Archer-Daniels-Midland Co.[1]	2,870,172
110,764	Baxter International, Inc.[1]	6,167,339
25,357	Biogen Idec, Inc.*1	6,877,072
56,504	Centene Corp.*1	4,203,898
122,425	Express Scripts Holding Co.*1	7,509,549

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
390,000	First Pacific Co., Ltd.	$300,307
119,149	G4S PLC	470,454
75,493	Getinge A.B. - B Shares	1,474,608
121,849	Gilead Sciences, Inc.[1]	8,352,749
378,600	GlaxoSmithKline PLC	7,620,251
11,145	Humana, Inc.[1]	2,473,967
40,951	IDEXX Laboratories, Inc.*1	6,868,711
13,691	ISS A/S	567,902
129,878	Johnson & Johnson[1]	16,036,037
75,492	Mallinckrodt PLC*1, 2	3,542,085
532,871	Marine Harvest A.S.A.	8,865,972
258,099	Merck & Co., Inc.[1]	16,087,311
7,100	Miraca Holdings, Inc.	327,354
96,400	Mitsubishi Tanabe Pharma Corp.	1,958,161
182,177	Novo Nordisk A/S - Class B	7,093,348
362,250	Pfizer, Inc.[1]	12,287,520
53,200	Pola Orbis Holdings, Inc.	1,228,538
138,500	Sumitomo Dainippon Pharma Co., Ltd.	2,274,608
26,400	Suzuken Co., Ltd.	873,599
141,451	Tate & Lyle PLC	1,387,139
6,854	Tyson Foods, Inc. - Class A1	440,438
35,554	United Therapeutics Corp.*1	4,469,138
83,623	UnitedHealth Group, Inc.[1]	14,623,990
2,196,000	WH Group Ltd.[3]	1,959,162
84,934	Wm Morrison Supermarkets PLC	263,833
		180,482,995
	DIVERSIFIED – 1.5%
557,000	NWS Holdings Ltd.	1,046,008
759,000	Wharf Holdings Ltd.	6,471,220
		7,517,228
	ENERGY – 1.0%
1,060,800	JXTG Holdings, Inc.	4,786,365

	FINANCIAL – 18.1%
161,412	ABN AMRO Group N.V.[3]	4,237,680
707,226	AGNC Investment Corp. - REIT[1]	14,901,252
927,148	Annaly Capital Management, Inc. - REIT[1]	10,949,618
99,000	BOC Hong Kong Holdings Ltd.	406,841
162,600	Canadian Imperial Bank of Commerce	13,132,115
37,000	Cheung Kong Property Holdings Ltd.	264,889
386,842	Colony NorthStar, Inc. - Class A - REIT[1]	5,056,025
10,580	EXOR N.V.	593,881
86,000	Fukuoka Financial Group, Inc.	392,322
79,500	H&R Real Estate Investment Trust - REIT	1,348,780

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
842,135	Intesa Sanpaolo S.p.A.	$2,305,872
1,219,000	Kerry Properties Ltd.	4,556,958
238,500	National Bank of Canada	9,268,497
5,722,000	New World Development Co., Ltd.	7,115,277
59,800	Power Corp. of Canada	1,385,594
57,659	Prudential Financial, Inc.[1]	6,171,243
220,600	Resona Holdings, Inc.	1,226,358
22,000	RioCan Real Estate Investment Trust - REIT	417,889
30,600	Sumitomo Mitsui Trust Holdings, Inc.	1,048,226
43,445	Voya Financial, Inc.[1]	1,623,974
384,000	Wheelock & Co., Ltd.	2,991,116
		89,394,407
	INDUSTRIAL – 1.1%
7,880	Arrow Electronics, Inc.*1	555,540
193,000	Asahi Glass Co., Ltd.	1,672,260
37,400	Brother Industries Ltd.	769,528
68,950	Fletcher Building Ltd.	404,611
6,300	Hitachi High-Technologies Corp.	251,491
27,800	Konica Minolta, Inc.	246,103
233,000	Nippon Express Co., Ltd.	1,279,049
45,000	Sumitomo Heavy Industries Ltd.	313,923
		5,492,505
	TECHNOLOGY – 17.7%
221,173	Applied Materials, Inc.[1]	8,981,835
145,652	CA, Inc.[1]	4,781,755
213,100	DeNA Co., Ltd.	4,568,284
394,287	HP, Inc.[1]	7,420,481
88,010	Intel Corp.[1]	3,181,562
77,950	KLA-Tencor Corp.[1]	7,656,249
10,500	Konami Holdings Corp.	437,087
42,801	Marvell Technology Group Ltd.[1,2]	642,871
151,786	Maxim Integrated Products, Inc.[1]	6,701,352
94,496	Micron Technology, Inc.*1	2,614,704
195,619	NetApp, Inc.[1]	7,795,417
145,237	Seagate Technology PLC[1,2]	6,118,835
212,000	Seiko Epson Corp.	4,342,455
44,500	Tokyo Electron Ltd.	5,402,017
83,032	VMware, Inc. - Class A*1	7,814,972
1,206,990	Xerox Corp.[1]	8,678,258
		87,138,134
	UTILITIES – 3.8%
470,499	E.ON S.E.	3,667,791

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
115,339	Electricite de France S.A.	$962,842
189,735	Enagas S.A.	4,985,876
260,428	Exelon Corp.[1]	9,018,622
		18,635,131
	TOTAL COMMON STOCKS (Cost $469,868,714)	495,267,383

	SHORT-TERM INVESTMENTS – 12.8%
63,106,036	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.64%[4]	63,106,036

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,106,036)	63,106,036

	TOTAL INVESTMENTS – 113.2% (Cost $532,974,750)	558,373,419
	Liabilities in Excess of Other Assets – (13.2)%	(65,114,218)

	TOTAL NET ASSETS – 100.0%	$493,259,201

	SECURITIES SOLD SHORT – (30.1)%
	COMMON STOCKS – (30.1)%
	BASIC MATERIALS – (1.5)%
(61,520)	Air Liquide S.A.	(7,412,483)

	COMMUNICATIONS – (1.5)%
(44,899)	Liberty Global Plc LiLAC - Class C*2	(980,594)
(711,240)	Nokia OYJ	(4,066,155)
(14,604)	Palo Alto Networks, Inc.*	(1,583,220)
(18,347)	SFR Group S.A.*	(600,680)
		(7,230,649)
	CONSUMER, CYCLICAL – (3.9)%
(22,778)	Berkeley Group Holdings PLC	(960,697)
(40,000)	Don Quijote Holdings Co., Ltd.	(1,457,357)
(1,706)	Ferrari N.V.	(128,339)
(330,756)	International Consolidated Airlines Group S.A.	(2,397,044)
(7,105)	Marriott International, Inc. - Class A	(670,854)
(12,666)	Next PLC	(706,033)
(4,876)	Nokian Renkaat OYJ	(209,580)
(22,953)	Tesla Motors, Inc.*	(7,208,849)
(44,917)	Wynn Resorts Ltd.	(5,525,240)
		(19,263,993)
	CONSUMER, NON-CYCLICAL – (0.9)%
(76,569)	Alnylam Pharmaceuticals, Inc.*	(4,104,099)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(26,513)	Sabre Corp.	$(620,669)
		(4,724,768)
	ENERGY – (9.8)%
(31,976)	Anadarko Petroleum Corp.	(1,823,272)
(174,132)	Cheniere Energy, Inc.*	(7,896,886)
(2,625)	Concho Resources, Inc.*	(332,482)
(45,534)	Continental Resources, Inc.*	(1,931,097)
(71,449)	Core Laboratories N.V.[2]	(7,917,978)
(9,235)	Halliburton Co.	(423,702)
(97,013)	Hess Corp.	(4,737,145)
(89,731)	International Petroleum Corp./Sweden*	(326,211)
(269,194)	Lundin Petroleum A.B.*	(5,133,198)
(53,600)	PrairieSky Royalty Ltd.	(1,168,120)
(15,771,991)	Saipem S.p.A.*	(6,789,859)
(43,672)	Schlumberger Ltd.[2]	(3,170,150)
(80,600)	Suncor Energy, Inc.	(2,525,872)
(29,487)	TechnipFMC PLC*2	(888,443)
(591,884)	Weatherford International PLC*2	(3,415,171)
		(48,479,586)
	FINANCIAL – (10.5)%
(128,602)	3i Group PLC	(1,321,614)
(46,430)	Commerzbank A.G.*	(455,191)
(28,216)	Equinix, Inc. - REIT	(11,785,823)
(44,659)	Hargreaves Lansdown PLC	(797,274)
(399,400)	Hulic Co., Ltd.	(3,766,646)
(31,099)	Kinnevik A.B. - Class B	(829,904)
(268,700)	Mitsubishi Estate Co., Ltd.	(5,145,014)
(1,993,875)	Royal Bank of Scotland Group PLC*	(6,845,181)
(102,694)	SBA Communications Corp. - Class A*	(12,989,764)
(121,898)	St. James's Place PLC	(1,811,767)
(44,602)	Willis Towers Watson PLC[1]	(5,915,117)
		(51,663,295)
	INDUSTRIAL – (1.9)%
(165,586)	Ferrovial S.A.	(3,522,527)
(13,800)	Seibu Holdings, Inc.	(241,086)
(6,500)	SNC-Lavalin Group, Inc.	(261,409)
(345,312)	Tenaris S.A.	(5,394,541)
		(9,419,563)
	TECHNOLOGY – (0.1)%
(26,800)	BlackBerry Ltd.*	(250,311)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TOTAL COMMON STOCKS (Proceeds $142,298,177)	$(148,444,648)

	TOTAL SECURITIES SOLD SHORT (Proceeds $142,298,177)	$(148,444,648)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,196,842.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	61.1%
Japan	13.4%
Canada	5.7%
China	5.1%
United Kingdom	3.8%
Australia	2.6%
Norway	1.8%
Denmark	1.6%
Italy	1.1%
Spain	1.0%
Netherlands	1.0%
Germany	0.8%
Luxembourg	0.5%
France	0.4%
Sweden	0.3%
Bermuda	0.1%
New Zealand	0.1%
Total Common Stocks	100.4%
Short-Term Investments	12.8%
Total Investments	113.2%
Liabilities in Excess of Other Assets	(13.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 49.0%
	BASIC MATERIALS – 2.3%
154	Axalta Coating Systems Ltd.*1	$4,831
410	FMC Corp.	30,024
408	International Flavors & Fragrances, Inc.	56,545
166	Sherwin-Williams Co.	55,557
1,751	Steel Dynamics, Inc.	63,281
1,250	Vedanta Ltd. - ADR	19,000
661	Versum Materials, Inc.	21,165
		250,403
	COMMUNICATIONS – 4.2%
614	Alibaba Group Holding Ltd. - ADR*	70,917
67	Alphabet, Inc. - Class A*	61,943
65	Amazon.com, Inc.*	60,124
395	Arista Networks, Inc.*	55,158
844	CommScope Holding Co., Inc.*	35,482
74	Netflix, Inc.*	11,263
8,537	Nokia OYJ ADR	48,917
900	Walt Disney Co.	104,040
		447,844
	CONSUMER, CYCLICAL – 8.3%
118	Chipotle Mexican Grill, Inc. - Class A*	55,987
963	DR Horton, Inc.	31,673
1,301	Foundation Building Materials, Inc.*	21,063
762	Hawaiian Holdings, Inc.*	41,377
423	Home Depot, Inc.	66,030
2,910	JetBlue Airways Corp.*	63,525
3,129	KB Home	64,457
479	McDonald's Corp.	67,026
3,385	Melco Resorts & Entertainment Ltd. - ADR	74,301
1,400	MGM Resorts International	42,994
2,121	Michaels Cos., Inc.*	49,547
646	Restaurant Brands International, Inc.[1]	36,286
1,091	Spirit Airlines, Inc.*	62,482
1,057	Starbucks Corp.	63,483
88	Tesla, Inc.*	27,638
52	Tiffany & Co.	4,766
383	Wynn Resorts Ltd.	47,113
2,098	Yum China Holdings, Inc.*	71,584
		891,332
	CONSUMER, NON-CYCLICAL – 7.0%
411	AbbVie, Inc.	27,101
262	Bio-Rad Laboratories, Inc. - Class A*	57,184
2,511	Boston Scientific Corp.*	66,240

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,107	Gilead Sciences, Inc.	$75,885
3,450	Grifols S.A. - ADR	74,899
292	Jazz Pharmaceuticals PLC*1	46,510
573	Penumbra, Inc.*	48,963
635	Quest Diagnostics, Inc.	66,999
1,690	Rollins, Inc.	65,623
945	Unilever N.V.[1]	49,367
373	UnitedHealth Group, Inc.	65,230
438	Vertex Pharmaceuticals, Inc.*	51,815
2,994	Weight Watchers International, Inc.*	62,515
		758,331
	FINANCIAL – 8.5%
199	Alexandria Real Estate Equities, Inc.	22,389
5,404	Annaly Capital Management, Inc. - REIT	63,821
11,112	Anworth Mortgage Asset Corp. - REIT	65,116
403	Aon PLC[1]	48,296
2,254	Apollo Global Management LLC - Class A	60,340
5,601	Banco Santander S.A. - ADR	36,519
2,455	CareTrust REIT, Inc.	41,784
670	CNA Financial Corp.	30,324
588	CoreSite Realty Corp. - REIT	57,536
1,503	Essent Group Ltd.*1	55,626
3,784	Fidus Investment Corp.	67,847
1,069	Grupo Financiero Galicia S.A. - ADR	41,766
834	Marsh & McLennan Cos., Inc.	61,824
5,745	MGIC Investment Corp.*	60,552
186	Northern Trust Corp.	16,740
1,383	Oaktree Capital Group LLC	65,001
567	Potlatch Corp. - REIT	25,543
1,787	Royal Bank of Scotland Group PLC - ADR*	12,223
929	Sabra Health Care REIT, Inc.	25,260
814	Universal Health Realty Income Trust - REIT	56,777
		915,284
	INDUSTRIAL – 8.4%
400	3M Co.	78,332
2,167	Aerovironment, Inc.*	61,911
837	Agilent Technologies, Inc.	46,077
1,583	Boise Cascade Co.*	48,282
517	Caterpillar, Inc.	52,868
4,545	Cemex S.A.B. de C.V. - ADR*	41,905
1,762	CSX Corp.	89,580
900	EnPro Industries, Inc.	63,585
2,872	Golden Ocean Group Ltd.*1	21,885

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
436	Graco, Inc.	$47,023
55	Greenbrier Cos., Inc.	2,390
2,169	Jabil Circuit, Inc.	62,944
152	Kennametal, Inc.	6,320
216	Lincoln Electric Holdings, Inc.	19,230
1,263	Louisiana-Pacific Corp.*	32,510
1,067	Novanta, Inc.*1	29,929
1,003	Pentair PLC[1]	64,704
1,862	Terex Corp.	65,133
48	Union Pacific Corp.	5,374
554	United Technologies Corp.	65,920
		905,902
	TECHNOLOGY – 10.3%
412	Adobe Systems, Inc.*	55,101
80	ASML Holding N.V.[1]	10,548
3,664	Barracuda Networks, Inc.*	74,489
46	Broadcom Ltd.[1]	10,157
1,845	Brooks Automation, Inc.	46,605
289	Check Point Software Technologies Ltd.*1	30,059
704	Citrix Systems, Inc.*	56,982
3,931	Conduent, Inc.*	64,115
965	Dell Technologies, Inc. - Class V*	64,761
713	Entegris, Inc.*	17,682
3,523	HP, Inc.	66,303
116	KLA-Tencor Corp.	11,394
465	Lam Research Corp.	67,355
953	Micron Technology, Inc.*	26,370
386	MKS Instruments, Inc.	30,204
901	Qorvo, Inc.*	61,295
500	QUALCOMM, Inc.	26,870
633	SAP S.E. - ADR	63,414
1,170	Seagate Technology PLC[1]	49,292
479	Skyworks Solutions, Inc.	47,775
1,459	STMicroelectronics N.V.[1]	23,329
718	Teradyne, Inc.	25,324
1,503	Ultra Clean Holdings, Inc.*	28,918
1,038	Veeva Systems, Inc. - Class A*	55,658
314	Western Digital Corp.	27,968
1,119	Xilinx, Inc.	70,620
		1,112,588
	TOTAL COMMON STOCKS (Cost $5,023,838)	5,281,684

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 53.2%
6,334	Global X MSCI Greece ETF	$54,282
920	Industrial Select Sector SPDR Fund	61,033
2,622	iShares 20+ Year Treasury Bond ETF	320,802
4,653	iShares JP Morgan USD Emerging Markets Bond ETF	536,026
4,224	iShares MSCI EAFE ETF	269,491
3,663	iShares MSCI Emerging Markets ETF	146,740
7,892	iShares MSCI Europe Financials ETF	167,942
4,021	iShares MSCI France ETF	112,669
11,853	iShares MSCI Germany ETF	351,797
4,722	iShares MSCI Hong Kong ETF	108,134
13,249	iShares MSCI India ETF	425,028
5,251	iShares MSCI Italy Capped ETF	138,889
2,287	iShares MSCI Malaysia ETF	72,475
4,150	iShares MSCI Netherlands ETF	116,532
7,938	iShares MSCI Spain Capped ETF	253,381
6,475	iShares MSCI Sweden Capped ETF	214,387
1,695	iShares MSCI Thailand Capped ETF	131,396
3,287	iShares Russell 2000 ETF[2]	457,090
360	iShares U.S. Aerospace & Defense ETF	55,354
2,558	Materials Select Sector SPDR Fund	135,753
14,541	PowerShares DB Base Metals Fund*	231,347
2,625	SPDR Gold Shares*	317,021
3,120	SPDR S&P Insurance ETF	269,630
9,152	Technology Select Sector SPDR Fund[2]	497,686
5,225	VanEck Vectors India Small-Cap Index ETF - Class C	300,542

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,558,953)	5,745,427

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	SPDR S&P 500 ETF Trust
60	Exercise Price: $240.00, Expiration Date: May 19, 2017	5,820

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $8,406)	5,820

Number of Shares

	SHORT-TERM INVESTMENTS – 3.1%
336,188	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.64%[3]	336,188

	TOTAL SHORT-TERM INVESTMENTS (Cost $336,188)	336,188

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 105.4% (Cost $10,927,385)	$11,369,119
	Liabilities in Excess of Other Assets – (5.4)%	(582,459)

	TOTAL NET ASSETS – 100.0%	$10,786,660

	SECURITIES SOLD SHORT – (1.0)%
	COMMON STOCKS – (1.0)%
	CONSUMER, CYCLICAL – (1.0)%
(1,527)	United Continental Holdings, Inc.*	(107,211)

	TOTAL COMMON STOCKS (Proceeds $106,262)	(107,211)

	TOTAL SECURITIES SOLD SHORT (Proceeds $106,262)	$(107,211)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)

7	CME British Pound	June 2017	$564,966	$567,175	$2,209
(7)	CME Canadian Dollar	June 2017	(511,467)	(512,400)	(933)

TOTAL FUTURES CONTRACTS			$53,499	$54,775	$1,276

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	10.3%
Financial	8.5%
Industrial	8.4%
Consumer, Cyclical	8.3%
Consumer, Non-cyclical	7.0%
Communications	4.2%
Basic Materials	2.3%
Total Common Stocks	49.0%
Exchange-Traded Funds	53.2%
Purchased Options Contracts
Call Options	0.1%
Total Purchased Options Contracts	0.1%
Short-Term Investments	3.1%
Total Investments	105.4%
Liabilities in Excess of Other Assets	(5.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	BASIC MATERIALS – 5.0%
3,356	Century Aluminum Co.*	$45,776
1,232	Chemours Co.	49,637
933	H.B. Fuller Co.	49,291
1,592	Olin Corp.	51,151
1,182	U.S. Silica Holdings, Inc.	49,053
		244,908
	COMMUNICATIONS – 4.5%
5,591	Gannett Co., Inc.	46,741
1,013	Imperva, Inc.*	45,028
584	Proofpoint, Inc.*	44,016
948	WebMD Health Corp.*	51,410
6,392	Windstream Holdings, Inc.	35,284
		222,479
	CONSUMER, CYCLICAL – 12.1%
2,291	American Axle & Manufacturing Holdings, Inc.*	40,299
2,338	Big 5 Sporting Goods Corp.	36,005
783	Big Lots, Inc.	39,534
764	Dave & Buster's Entertainment, Inc.*	48,904
623	Dorman Products, Inc.*	51,802
937	Hawaiian Holdings, Inc.*	50,879
1,555	Marcus Corp.	52,559
520	Marriott Vacations Worldwide Corp.	57,294
1,317	Ollie's Bargain Outlet Holdings, Inc.*	50,441
1,577	Rush Enterprises, Inc. - Class A*	59,532
460	The Children's Place, Inc.	52,808
2,343	Wabash National Corp.	53,373
		593,430
	CONSUMER, NON-CYCLICAL – 18.2%
3,646	ACCO Brands Corp.*	51,955
4,150	Array BioPharma, Inc.*	35,980
1,688	Catalent, Inc.*	49,425
1,416	Central Garden & Pet Co.*	53,525
674	Grand Canyon Education, Inc.*	50,658
487	Heska Corp.*	52,718
610	Inogen, Inc.*	50,563
367	J&J Snack Foods Corp.	49,391
3,417	Lexicon Pharmaceuticals, Inc.*	53,339
498	Masimo Corp.*	51,164
3,699	OraSure Technologies, Inc.*	48,494
2,023	Performance Food Group Co.*	50,373
791	PRA Health Sciences, Inc.*	50,592
837	Prestige Brands Holdings, Inc.*	48,052

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,764	Quad/Graphics, Inc.	$46,323
1,507	Repligen Corp.*	55,443
1,639	Tivity Health, Inc.*	55,070
5,136	Veracyte, Inc.*	43,502
		896,567
	ENERGY – 2.8%
2,350	CVR Energy, Inc.	51,441
7,251	McDermott International, Inc.*1	47,422
2,290	MRC Global, Inc.*	41,747
		140,610
	FINANCIAL – 29.1%
2,185	Aircastle Ltd.[1]	51,610
1,253	Cathay General Bancorp	47,677
1,469	Central Pacific Financial Corp.	45,950
958	DuPont Fabros Technology, Inc. - REIT	49,385
830	Eagle Bancorp, Inc.*	49,717
1,488	Essent Group Ltd.*1	55,071
624	Evercore Partners, Inc. - Class A	46,020
778	Federal Agricultural Mortgage Corp. - Class C	44,385
1,399	Financial Institutions, Inc.	46,866
2,071	First Connecticut Bancorp, Inc.	55,296
1,258	First Merchants Corp.	52,056
1,037	Hancock Holding Co.	48,428
1,325	Hudson Pacific Properties, Inc. - REIT	45,527
1,151	James River Group Holdings Ltd.[1]	50,137
1,265	Moelis & Co.	46,425
1,104	Potlatch Corp. - REIT	49,735
3,480	Preferred Apartment Communities, Inc. - Class A - REIT	49,242
921	Preferred Bank	48,804
557	Primerica, Inc.	46,677
871	RE/MAX Holdings, Inc. - Class A	51,520
946	RMR Group, Inc. - Class A	49,901
1,312	Sandy Spring Bancorp, Inc.	56,744
1,100	Selective Insurance Group, Inc.	58,080
1,844	STAG Industrial, Inc. - REIT	48,608
3,046	Summit Hotel Properties, Inc. - REIT	50,350
620	UMB Financial Corp.	44,944
2,707	Waddell & Reed Financial, Inc. - Class A	48,699
620	WageWorks, Inc.*	45,756
1,413	Washington Federal, Inc.	47,618
		1,431,228

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 13.3%
709	Advanced Energy Industries, Inc.*	$52,324
768	Applied Industrial Technologies, Inc.	49,152
3,662	Casella Waste Systems, Inc. - Class A*	55,113
478	Dycom Industries, Inc.*	50,506
1,043	Fabrinet*1	36,161
1,240	Kennametal, Inc.	51,559
2,219	Louisiana-Pacific Corp.*	57,117
1,213	MasTec, Inc.*	53,554
477	Rogers Corp.*	49,102
1,183	Sanmina Corp.*	44,067
1,104	TopBuild Corp.*	56,514
697	Trex Co., Inc.*	51,013
2,784	TTM Technologies, Inc.*	46,576
		652,758
	TECHNOLOGY – 9.6%
1,773	Acxiom Corp.*	51,240
2,014	Alpha & Omega Semiconductor Ltd.*1	33,332
976	Applied Optoelectronics, Inc.*	48,205
1,771	Bottomline Technologies (de), Inc.*	41,264
729	Cabot Microelectronics Corp.	57,117
1,206	Cotiviti Holdings, Inc.*	50,399
756	Ebix, Inc.	46,645
1,350	RealPage, Inc.*	50,017
682	Silicon Laboratories, Inc.*	48,524
1,613	Sykes Enterprises, Inc.*	48,084
		474,827
	UTILITIES – 3.0%
693	ONE Gas, Inc.	47,699
1,235	Otter Tail Corp.	48,783
1,066	Unitil Corp.	51,626
		148,108
	TOTAL COMMON STOCKS (Cost $4,610,216)	4,804,915

	SHORT-TERM INVESTMENTS – 3.2%
156,235	Federated Government Obligations Fund - Institutional Class, 0.63%[2]	156,235

	TOTAL SHORT-TERM INVESTMENTS (Cost $156,235)	156,235

	TOTAL INVESTMENTS – 100.8% (Cost $4,766,451)	4,961,150
	Liabilities in Excess of Other Assets – (0.8)%	(40,347)

	TOTAL NET ASSETS – 100.0%	$4,920,803

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2017 (Unaudited)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	29.1%
Consumer, Non-cyclical	18.2%
Industrial	13.3%
Consumer, Cyclical	12.1%
Technology	9.6%
Basic Materials	5.0%
Communications	4.5%
Utilities	3.0%
Energy	2.8%
Total Common Stocks	97.6%
Short-Term Investments	3.2%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$458,909,560	$63,794,281	$38,771,199
Foreign currency, at cost	-	1,548,308	-
Investments, at value	$459,628,995	$63,794,281	$40,215,773
Foreign currency, at value	-	1,568,641	-
Cash	-	-	21,290
Cash deposited with brokers for securities sold short and
futures contracts	-	-	3,342,950
Receivables:
Fund shares sold	333,385	62,236	4,500
Dividends and interest	643,650	30,227	33,298
Unrealized appreciation on open futures contracts	-	1,855	-
Prepaid expenses	18,109	17,708	57,554
Other assets	-	349	-
Total assets	460,624,139	65,475,297	43,675,365

Liabilities:
Securities sold short, proceeds	$-	$-	$9,553,620
Securities sold short, at value	$-	$-	$9,546,618
Payables:
Due to brokers for securities sold short and futures contracts	-	1,249,027	-
Unrealized depreciation on open futures contracts	-	59	-
Fund shares redeemed	760,783	44,273	-
Advisory fees	573,245	62,627	13,185
Sub-advisory fees	22,245	-	-
Shareholder servicing fees (Note 8)	102,856	3,109	3,118
Distribution fees (Note 7)	25,569	4,267	1,324
Transfer agent fees and expenses	81,897	11,728	15,550
Shareholder reporting fees	65,219	652	2,459
Fund administration fees	56,296	5,733	7,816
Fund accounting fees	44,481	5,001	9,825
Custody fees	30,546	7,009	5,432
Auditing fees	7,889	8,907	14,003
Chief Compliance Officer fees	1,066	1,001	827
Trustees' fees and expenses	844	682	1,549
Dividends and interest on securities sold short	-	-	8,691
Offering costs - Advisor	-	-	47,926
Accrued other expenses	45,210	10,478	16,730
Total liabilities	1,818,146	1,414,553	9,695,053

Net Assets	$458,805,993	$64,060,744	$33,980,312

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2017 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$491,587,225	$62,418,969	$32,996,768
Accumulated net investment income (loss)	(7,516,471)	(632,416)	61,283
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	(25,984,196)	2,252,078	(529,315)
Net unrealized appreciation on:
Investments	719,435	-	1,444,574
Futures contracts	-	1,797	-
Securities sold short	-	-	7,002
Foreign currency translations	-	20,316	-
Net Assets	$458,805,993	$64,060,744	$33,980,312

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$125,698,325	$21,605,908	$77,365
Shares of beneficial interest issued and outstanding	11,676,028	1,973,054	7,447
Redemption price per share	$10.77	$10.95	$10.39

Class I Shares:
Net assets applicable to shares outstanding	$333,107,668	$42,454,836	$3,991,511
Shares of beneficial interest issued and outstanding	30,541,101	3,844,868	383,899
Redemption price per share	$10.91	$11.04	$10.40

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$29,911,436
Shares of beneficial interest issued and outstanding	-	-	2,874,759
Redemption price per share	$-	$-	$10.40

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2017 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Assets:
Investments, at cost	$532,974,750	$10,918,979	$4,766,451
Purchased options contracts, at cost	-	8,406	-
Foreign currency, at cost	153,179	-	-
Investments, at value	$558,373,419	$11,363,299	$4,961,150
Purchased options contracts, at value	-	5,820	-
Foreign currency, at value	153,197	-	-
Cash segregated at Custodian	-	3,873	-
Cash deposited with brokers for securities sold short and
futures contracts	73,878,985	-	-
Receivables:
Investment securities sold	19,925,593	473,442	128,380
Fund shares sold	1,776,521	630	30,500
Dividends and interest	1,419,072	2,226	686
Due from Advisor	-	-	20,302
Unrealized apprecation on open futures contracts	-	2,209	-
Prepaid expenses	71,338	19,019	40,127
Prepaid offering costs	-	-	15,522
Other assets	-	44	-
Total assets	655,598,125	11,870,562	5,196,667

Liabilities:
Securities sold short, proceeds	$142,298,177	$106,262	$-
Foreign currency due to custodian, proceeds	547,309	-	-
Securities sold short, at value	$148,444,648	$107,211	$-
Foreign currency due to custodian, at value	546,216	-	-
Cash due to broker	-	205,220	-
Payables:
Investment securities purchased	11,532,538	688,048	149,545
Unrealized depreciation on open futures contracts	-	933	-
Fund shares redeemed	789,086	7,574	-
Advisory fees	525,204	2,148	-
Shareholder servicing fees (Note 8)	38,115	2,311	963
Distribution fees (Note 7)	17,513	31	296
Fund administration fees	51,775	6,922	3,952
Transfer agent fees and expenses	53,242	9,075	4,954
Fund accounting fees	40,565	8,753	4,590
Custody fees	29,684	16,759	29,573
Auditing fees	9,561	10,203	6,700
Chief Compliance Officer fees	1,475	903	334
Trustees' fees and expenses	1,600	610	150
Dividends and interest on securities sold short	221,978	-	-
Offering costs - Advisor	-	-	53,626
Offering costs - Related parties	-	-	20,122
Shareholder reporting fees	-	894	-
Accrued other expenses	35,724	16,307	1,059
Total liabilities	162,338,924	1,083,902	275,864

Net Assets	$493,259,201	$10,786,660	$4,920,803

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2017 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$468,005,911	$12,182,576	$4,817,151
Accumulated net investment income (loss)	1,399,683	(62,404)	(3,330)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts,
futures contracts, securities sold short and
foreign currency transactions	4,610,647	(1,775,573)	(87,717)
Net unrealized appreciation (depreciation) on:
Investments	25,398,669	444,320	194,699
Purchased options contracts	-	(2,586)	-
Futures contracts	-	1,276	-
Securities sold short	(6,146,471)	(949)	-
Foreign currency translations	(9,238)	-	-
Net Assets	$493,259,201	$10,786,660	$4,920,803

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$83,353,062	$157,384	$1,563,232
Shares of beneficial interest issued and outstanding	7,382,067	17,244	152,715
Redemption price per share	$11.29	$9.13	$10.24

Class I Shares:
Net assets applicable to shares outstanding	$372,915,807	$10,629,276	$2,762,916
Shares of beneficial interest issued and outstanding	32,926,075	1,156,555	269,511
Redemption price per share	$11.33	$9.19	$10.25

Class Y Shares:
Net assets applicable to shares outstanding	$36,990,332	$-	$594,655
Shares of beneficial interest issued and outstanding	3,262,305	-	58,000
Redemption price per share	$11.34	$-	$10.25

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $349, respectively)	$-	$-	$388,731
Interest	3,296,522	124,159	14,902
Total investment income	3,296,522	124,159	403,633

Expenses:
Advisory fees	3,952,725	354,163	173,549
Sub-advisory fees	215,577	-	-
Shareholder servicing fees - Class I (Note 8)	213,926	15,766	2,938
Shareholder servicing fees - Investor Class (Note 8)	76,385	6,693	76
Fund administration fees	189,538	28,404	17,795
Distribution fees (Note 7)	173,570	21,064	126
Transfer agent fees and expenses	132,416	23,064	26,347
Fund accounting fees	78,094	18,480	20,781
Shareholder reporting fees	59,345	7,168	2,308
Registration fees	38,327	25,854	23,765
Custody fees	35,463	8,601	8,157
Miscellaneous	33,391	1,285	5,099
Legal fees	12,364	11,048	13,882
Auditing fees	8,654	8,654	14,802
Interest expense	6,962	11,518	48,662
Chief Compliance Officer fees	4,816	2,304	3,917
Trustees' fees and expenses	4,550	3,967	4,740
Insurance fees	1,681	693	170
Dividends on securities sold short	-	-	13,539
Offering costs	-	-	10,176

Total expenses	5,237,784	548,726	390,829
Advisory/sub-advisory fees waived/recovered	(17,252)	(23,281)	(106,118)
Other expenses absorbed	-	-	-
Net expenses	5,220,532	525,445	284,711
Net investment income (loss)	(1,924,010)	(401,286)	118,922

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	140,956	-	465,838
Futures contracts	(13,780,134)	1,854,506	-
Securities sold short	-	-	(918,795)
Foreign currency transactions	-	(16,751)	-
Net realized gain (loss)	(13,639,178)	1,837,755	(452,957)
Net change in unrealized appreciation/depreciation on:
Investments	(88,152)	-	2,899,635
Futures contracts	-	457,764	-
Securities sold short	-	-	(626,706)
Foreign currency translations	-	10,991	-
Net change in unrealized appreciation/depreciation	(88,152)	468,755	2,272,929
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	(13,727,330)	2,306,510	1,819,972

Net Increase (Decrease) in Net Assets from Operations	$(15,651,340)	$1,905,224	$1,938,894

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Periods Ended April 30, 2017 (Unaudited)

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund[1]
Investment Income:
Dividends (net of foreign withholding taxes of $218,625, $740, and $0, respectively)	$7,735,850	$80,546	$8,739
Interest	160,385	2,538	325
Total investment income	7,896,235	83,084	9,064

Expenses:
Advisory fees	3,131,085	67,425	8,150
Shareholder servicing fees - Class I (Note 8)	152,492	4,533	695
Shareholder servicing fees - Investor Class (Note 8)	64,407	58	428
Fund administration fees	185,870	19,654	10,050
Distribution fees (Note 7)	107,346	170	722
Transfer agent fees and expenses	89,516	15,930	8,546
Fund accounting fees	86,054	20,218	7,355
Shareholder reporting fees	60,626	857	2,256
Registration fees	92,692	18,804	17,924
Custody fees	78,928	18,151	29,573
Miscellaneous	8,491	1,726	3,824
Legal fees	17,262	9,150	2,617
Auditing fees	9,321	9,947	6,700
Interest expense	741,255	3,143	-
Chief Compliance Officer fees	4,682	2,289	1,059
Trustees' fees and expenses	6,002	3,194	1,805
Insurance fees	2,165	1,099	58
Dividends on securities sold short	636,593	1,495	-
Offering costs	-	-	7,793

Total expenses	5,474,787	197,843	109,555
Advisory/sub-advisory fees waived/recovered	48,508	(67,425)	(8,150)
Other expenses absorbed	-	(23,118)	(89,011)
Net expenses	5,523,295	107,300	12,394
Net investment income (loss)	2,372,940	(24,216)	(3,330)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	27,662,800	388,550	(87,717)
Purchased options contracts	-	(58,541)	-
Written options contracts	-	16,161	-
Futures contracts	-	(8,577)	-
Securities sold short	(15,372,510)	6,637	-
Foreign currency transactions	(147,667)	-	-
Net realized gain (loss)	12,142,623	344,230	(87,717)
Net change in unrealized appreciation/depreciation on:
Investments	17,427,638	382,005	194,699
Purchased options contracts	-	(3,622)	-
Futures contracts	-	(5,107)	-
Securities sold short	(5,671,658)	(949)	-
Foreign currency translations	18,048	-	-
Net change in unrealized appreciation/depreciation	11,774,028	372,327	194,699
Net realized and unrealized gain on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	23,916,651	716,557	106,982

Net Increase in Net Assets from Operations	$26,289,591	$692,341	$103,652

[1]	The 361 U.S. Small Cap Equity Fund commenced operations on December 30, 2016.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,924,010)	$(7,423,967)
Net realized loss on investments and futures contracts	(13,639,178)	(5,437,472)
Net change in unrealized appreciation/depreciation on investments	(88,152)	2,527,398
Net decrease in net assets resulting from operations	(15,651,340)	(10,334,041)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	25,187,061	63,239,118
Class I	56,178,578	172,274,346
Cost of shares redeemed:
Investor Class	(60,191,419)	(158,366,026)
Class I	(174,759,160)	(392,692,634)
Net decrease in net assets from capital transactions	(153,584,940)	(315,545,196)

Total decrease in net assets	(169,236,280)	(325,879,237)

Net Assets:
Beginning of period	628,042,273	953,921,510
End of period	$458,805,993	$628,042,273

Accumulated net investment loss	$(7,516,471)	$(5,592,461)

Capital Share Transactions:
Shares sold:
Investor Class	2,311,892	5,763,645
Class I	5,078,197	15,531,323
Shares redeemed:
Investor Class	(5,514,913)	(14,419,585)
Class I	(15,798,281)	(35,491,211)
Net decrease in capital share transactions	(13,923,105)	(28,615,828)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(401,286)	$(518,648)
Net realized gain on futures contracts and foreign currency transactions	1,837,755	5,139,819
Net change in unrealized appreciation/depreciation on futures contracts and
foreign currency translations	468,755	(463,745)
Net increase in net assets resulting from operations	1,905,224	4,157,426

Distributions to Shareholders:
From net realized gain:
Investor Class	(357,618)	-
Class I	(921,188)	-
Total distributions	(1,278,806)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	13,817,680	4,878,772
Class I	21,531,546	42,816,268
Reinvestment of distributions:
Investor Class	326,560	-
Class I	877,230	-
Cost of shares redeemed:
Investor Class	(6,260,610)	(2,407,603)
Class I	(18,643,997)	(17,798,851)
Net increase in net assets from capital transactions	11,648,409	27,488,586

Total increase in net assets	12,274,827	31,646,012

Net Assets:
Beginning of period	51,785,917	20,139,905
End of period	$64,060,744	$51,785,917

Accumulated net investment loss	$(632,416)	$(231,130)

Capital Share Transactions:
Shares sold:
Investor Class	1,281,685	465,483
Class I	1,984,124	4,134,806
Shares reinvested:
Investor Class	30,605	-
Class I	81,603	-
Shares redeemed:
Investor Class	(580,929)	(238,773)
Class I	(1,721,162)	(1,723,371)
Net increase in capital share transactions	1,075,926	2,638,145

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period March 31, 2016* through October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$118,922	$62,671
Net realized gain (loss) on investments and securities sold short	(452,957)	152,538
Net change in unrealized appreciation/depreciation on investments and
securities sold short	2,272,929	(821,353)
Net increase (decrease) in net assets resulting from operations	1,938,894	(606,144)

Distributions to Shareholders:
From net investment income:
Investor Class	(236)	-
Class I	(13,283)	-
Class Y	(114,494)	-
From net realized gain
Investor Class	(941)	-
Class I	(30,414)	-
Class Y	(197,213)	-
Total distributions to shareholders	(356,581)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	18,833	176,889
Class I	438,022	6,559,092
Class Y	3,897,048	25,610,000
Reinvestment of distributions:
Investor Class	1,083	-
Class I	39,309	-
Cost of shares redeemed:
Investor Class	(89,657)	(30,501)
Class I	(1,255,557)	(1,860,398)
Class Y	(500,020)	-
Net increase in net assets from capital transactions	2,549,061	30,455,082

Total increase in net assets	4,131,374	29,848,938

Net Assets:
Beginning of period	29,848,938	-
End of period	$33,980,312	$29,848,938

Accumulated net investment income	$61,283	$70,374

Capital Share Transactions:
Shares sold:
Investor Class	1,844	17,532
Class I	43,707	647,580
Class Y	389,573	2,534,352
Shares reinvested:
Investor Class	110	-
Class I	4,011	-
Shares redeemed:
Investor Class	(8,970)	(3,069)
Class I	(125,992)	(185,407)
Class Y	(49,166)	-
Net increase from capital share transactions	255,117	3,010,988

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,372,940	$1,767,028
Net realized gain (loss) on investments, securities sold short and foreign currency	12,142,623	(5,396,111)
Net change in unrealized appreciation/depreciation on investments, securities
sold short and foreign currency	11,774,028	2,635,415
Net increase (decrease) in net assets resulting from operations	26,289,591	(993,668)

Distributions to Shareholders:
From net income
Investor Class	(269,442)	-
Class I	(2,608,177)	-
Class Y	(252,840)	-
From net realized gain
Investor Class	-	(376,485)
Class I	-	(926,818)
Class Y	-	(397,843)
Total distributions to shareholders	(3,130,459)	(1,701,146)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	15,240,652	125,863,796
Class I	84,528,432	444,717,489
Class Y	5,918,060	24,250,799
Reinvestment of distributions:
Investor Class	260,903	358,020
Class I	2,119,363	679,339
Class Y	45,347	5,949
Cost of shares redeemed:
Investor Class	(33,852,573)	(69,025,181)
Class I	(152,400,432)	(104,707,827)
Class Y	(3,509,020)	(32,608,914)
Net increase (decrease) in net assets from capital transactions	(81,649,268)	389,533,470

Total increase (decrease) in net assets	(58,490,136)	386,838,656

Net Assets:
Beginning of period	551,749,337	164,910,681
End of period	$493,259,201	$551,749,337

Accumulated net investment income	$1,399,683	$2,157,202

Capital Share Transactions:
Shares sold:
Investor Class	1,375,947	11,636,537
Class I	7,610,428	41,021,579
Class Y	529,429	2,238,556
Shares reinvested:
Investor Class	24,225	33,242
Class I	196,419	62,902
Class Y	4,199	551
Shares redeemed:
Investor Class	(3,094,066)	(6,388,209)
Class I	(13,802,501)	(9,614,341)
Class Y	(316,072)	(3,018,401)
Net increase (decrease) from capital share transactions	(7,471,992)	35,972,416

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(24,216)	$(23,039)
Net realized gain (loss) on investments, purchased options contracts, written options
contracts, futures contracts and securities sold short	344,230	(813,675)
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts, futures contracts and securities sold short	372,327	(25,605)
Net increase (decrease) in net assets resulting from operations	692,341	(862,319)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	25,405	11,460
Class I	210,445	4,270,932
Cost of shares redeemed:
Investor Class	(21,742)	(82,389)
Class I	(935,172)	(10,991,447)
Net decrease in net assets from capital transactions	(721,064)	(6,791,444)

Total decrease in net assets	(28,723)	(7,653,763)

Net Assets:
Beginning of period	10,815,383	18,469,146
End of period	$10,786,660	$10,815,383

Accumulated net investment loss	$(62,404)	$(38,188)

Capital Share Transactions:
Shares sold:
Investor Class	2,820	1,319
Class I	23,318	488,750
Shares redeemed:
Investor Class	(2,405)	(9,667)
Class I	(103,544)	(1,239,649)
Net decrease in capital share transactions	(79,811)	(759,247)

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2016* through April 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,330)
Net realized loss on investments	(87,717)
Net change in unrealized appreciation on investments	194,699
Net increase in net assets resulting from operations	103,652

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,559,996
Class I	2,805,037
Class Y	580,000
Cost of shares redeemed:
Investor Class	(29,253)
Class I	(98,629)
Net increase in net assets from capital transactions	4,817,151

Total increase in net assets	4,920,803

Net Assets:
Beginning of period	-
End of period	$4,920,803

Accumulated net investment loss	$(3,330)

Capital Share Transactions:
Shares sold:
Investor Class	155,703
Class I	279,550
Class Y	58,000
Shares redeemed:
Investor Class	(2,988)
Class I	(10,039)
Net increase from capital share transactions	480,226

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2017 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,938,894
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(37,936,669)
Proceeds from sale of investment securities	37,933,351
Proceeds from short sale	12,626,975
Closed short transactions	(13,307,589)
Purchase of short-term investment, net	(2,357,723)
Decrease in cash deposited with broker for securities sold short	745,918
Decrease in dividends and interest receivables	8,175
Increase in prepaid expenses	(11,468)
Decrease in payables for dividends and interest on securities sold short	(407)
Increase in Advisory and Subadvisory fees	2,942
Increase in accrued expenses	11,695
Net realized gain on investments	451,287
Net change in unrealized appreciation/depreciation on securities	(2,272,929)
Net cash used for operating activities	(2,167,548)

Cash flows provided by financing activities:
Proceeds from sale of shares	4,350,261
Redemption of shares	(1,845,234)
Dividends paid to shareholders, net of reinvestments	(316,189)
Net cash provided by financing activities	2,188,838

Net increase in Cash	21,290

Cash:
Beginning balance	-
Ending balance	$21,290

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2017 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$26,289,591
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(598,488,505)
Proceeds from sale of investment securities	686,548,517
Proceeds from short sale	177,382,462
Closed short transactions	(211,700,026)
Increase in foreign currency	(116,176)
Sale of short-term investment, net	10,550,792
Decrease in cash deposited with broker for securites sold short	29,040,072
Increase in receivables for securities sold	(19,925,593)
Increase in dividends and interest receivables	(505,015)
Decrease in other assets	21,565
Increase in payables for securities purchased	11,532,538
Decrease in payables for dividends and interest on securities sold short	(31,423)
Increase in foreign currency payable	546,216
Decrease in Advisory and Subadvisory fees	(52,578)
Decrease in accrued expenses	(38,145)
Net realized gain on investments	(12,412,772)
Net change in unrealized appreciation/depreciation on securities	(11,755,980)
Net cash provided by operating activities	86,885,540

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	104,147,756
Redemption of shares	(190,328,450)
Dividends paid to shareholders, net of reinvestments	(704,846)
Net cash used for financing activities	(86,885,540)

Cash:
Beginning balance	-
Ending balance	$-

Non cash financing activities not included herein consist of $2,425,613 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Period December 20, 2011** through October 31, 2012
Net asset value, beginning of period	$11.09		$11.18	$11.34	$11.47	$10.43	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)		(0.13)	(0.18)	(0.20)	(0.20)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.27)		0.04	0.31	0.46	1.24	0.61
Total from investment operations	(0.32)		(0.09)	0.13	0.26	1.04	0.43

Less Distributions:
From net realized gain	-		-	(0.29)	(0.40)	(0.01)	-

Redemption fee proceeds[1]	-		-	-	0.01	0.01	-	[2]

Net asset value, end of period	$10.77		$11.09	$11.18	$11.34	$11.47	$10.43

Total return[3]	(2.89)%	[4]	(0.81)%	1.16%	2.47%	10.09%	4.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$125,698		$165,017	$263,118	$158,570	$174,619	$32,795

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.17%	[5]	2.11%	2.09%	2.04%	2.12%	2.53%	[5]
After fees waived and expenses absorbed	2.16%	[5]	2.10%	2.08%	2.03%	2.14%	2.40%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.92)%	[5]	(1.18)%	(1.54)%	(1.82)%	(1.78)%	(2.08)%	[5]
After fees waived and expenses absorbed	(0.91)%	[5]	(1.17)%	(1.53)%	(1.81)%	(1.80)%	(1.95)%	[5]

Portfolio turnover rate	5%	[4]	17%	13%	96%	0%	2%	[4]

*	Financial information from December 20, 2011 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$11.22		$11.28	$11.41	$11.51		$10.45		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.10)	(0.15)	(0.18)		(0.17)		(0.15)
Net realized and unrealized gain (loss) on investments	(0.27)		0.04	0.31	0.48		1.24		0.60
Total from investment operations	(0.31)		(0.06)	0.16	0.30		1.07		0.45

Less Distributions:
From net realized gain	-		-	(0.29)	(0.40)		(0.01)		-

Redemption fee proceeds[1]	-		-	-	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.91		$11.22	$11.28	$11.41		$11.51		$10.45

Total return[3]	(2.76)%	[4]	(0.53)%	1.42%	2.73%		10.26%		4.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$333,108		$463,025	$690,804	$465,614		$291,176		$61,961

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.92%	[5]	1.86%	1.84%	1.80%		1.87%		2.28%	[5]
After fees waived and expenses absorbed	1.91%	[5]	1.85%	1.83%	1.79%		1.89%		2.15%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.67)%	[5]	(0.93)%	(1.29)%	(1.58)%		(1.53)%		(1.82)%	[5]
After fees waived and expenses absorbed	(0.66)%	[5]	(0.92)%	(1.28)%	(1.57)%		(1.55)%		(1.69)%	[5]

Portfolio turnover rate	5%	[4]	17%	13%	96%		0%		2%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period February 12, 2014** through October 31, 2014
Net asset value, beginning of period	$10.87		$9.55	$9.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.18)	(0.20)	(0.16)
Net realized and unrealized gain (loss) on investments	0.44		1.50	0.04	(0.13)
Total from investment operations	0.35		1.32	(0.16)	(0.29)

Less Distributions:
From net realized gain	(0.27)		-	-	-

Redemption fee proceeds[1]	-		-	-	-	[2]

Net asset value, end of period	$10.95		$10.87	$9.55	$9.71

Total return[3]	3.25%	[4]	13.82%	(1.65)%	(2.90)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,606		$13,491	$9,694	$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	2.11%	[5]	2.43%	2.78%	2.60%	[5]
After fees waived and expenses absorbed[6]	2.03%	[5]	2.05%	2.15%	2.24%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.67)%	[5]	(2.12)%	(2.71)%	(2.59)%	[5]
After fees waived and expenses absorbed	(1.59)%	[5]	(1.74)%	(2.08)%	(2.23)%	[5]

Portfolio turnover rate	0%	[4]	0%	0%	0%	[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016, 2015, and 2014, the ratios would have been lowered by  0.04%, 0.02% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period February 12, 2014* through October 31, 2014
Net asset value, beginning of period	$10.94		$9.59	$9.72	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)		(0.16)	(0.18)	(0.15)
Net realized and unrealized gain (loss) on investments	0.44		1.51	0.05	(0.13)
Total from investment operations	0.37		1.35	(0.13)	(0.28)

Less Distributions:
From net realized gain	(0.27)		-	-	-

Redemption fee proceeds[1]	-		-	-	-	[2]

Net asset value, end of period	$11.04		$10.94	$9.59	$9.72

Total return[3]	3.41%	[4]	14.08%	(1.34)%	(2.80)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,455		$38,295	$10,446	$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	1.86%	[5]	2.18%	2.53%	2.36%	[5]
After fees waived and expenses absorbed[6]	1.78%	[5]	1.80%	1.90%	2.00%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.42)%	[5]	(1.87)%	(2.46)%	(2.35)%	[5]
After fees waived and expenses absorbed	(1.34)%	[5]	(1.49)%	(1.83)%	(1.99)%	[5]

Portfolio turnover rate	0%	[4]	0%	0%	0%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016, 2015, and 2014, the ratios would have been lowered by  0.04%, 0.02% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$9.90		$10.00
Income from Investment Operations:
Net investment income[1]	0.02		0.02
Net realized and unrealized gain (loss) on investments	0.57		(0.12)
Total from investment operations	0.59		(0.10)

Less Distributions:
From net investment income	(0.02)		-
From net realized gain	(0.08)		-
Total distributions	(0.10)		-

Net asset value, end of period	$10.39		$9.90

Total return [2]	5.96%	[3]	(1.00)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77		$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	2.86%	[4]	3.91%	[4]
After fees waived and expenses absorbed[5]	2.18%	[4]	2.06%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.31)%	[4]	(1.46)%	[4]
After fees waived and expenses absorbed	0.37%	[4]	0.39%	[4]

Portfolio turnover rate	125%	[3]	123%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.39% for the six months ended April 30, 2017. For the prior period ended October 31, 2016 the ratio would have been lowered by 0.27%.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$9.90		$10.00
Income from Investment Operations:
Net investment income[1]	0.03		0.04
Net realized and unrealized gain (loss) on investments	0.58		(0.14)
Total from investment operations	0.61		(0.10)

Less Distributions:
From net investment income	(0.03)		-
From net realized gain	(0.08)		-
Total distributions	(0.11)		-

Net asset value, end of period	$10.40		$9.90

Total return [2]	6.21%	[3]	(1.00)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,992		$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	2.61%	[4]	3.66%	[4]
After fees waived and expenses absorbed[5]	1.93%	[4]	1.81%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.06)%	[4]	(1.21)%	[4]
After fees waived and expenses absorbed	0.62%	[4]	0.64%	[4]

Portfolio turnover rate	125%	[3]	123%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.39% for the six months ended April 30, 2017. For the prior period ended October 31, 2016 the ratio would have been lowered by 0.27%.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$9.92		$10.00
Income from Investment Operations:
Net investment income[1]	0.04		0.05
Net realized and unrealized gain (loss) on investments	0.56		(0.13)
Total from investment operations	0.60		(0.08)

Less Distributions:
From net investment income	(0.04)		-
From net realized gain	(0.08)		-
Total distributions	(0.12)		-

Net asset value, end of period	$10.40		$9.92

Total return[2]	6.11%	[3]	(0.80)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,911		$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	2.46%	[4]	3.51%	[4]
After fees waived and expenses absorbed[5]	1.78%	[4]	1.66%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.09%	[4]	(1.06)%	[4]
After fees waived and expenses absorbed	0.77%	[4]	0.79%	[4]

Portfolio turnover rate	125%	[3]	123%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.39% for the six months ended April 30, 2017. For the prior period ended October 31, 2016 the ratio would have been lowered by 0.27%.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30,2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.76		$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04		0.02	(0.08)
Net realized and unrealized gain (loss) on investments	0.52		(0.09)	1.00
Total from investment operations	0.56		(0.07)	0.92

Less Distributions:
From net investment income	(0.03)		-	-
From net realized gain	-		(0.09)	-
Total distributions	(0.03)		(0.09)	-

Net asset value, end of period	$11.29		$10.76	$10.92

Total return [2]	5.25%	[3]	(0.61)%	9.20%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,353		$97,662	$41,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.46%	[4]	2.50%	3.42%	[4]
After fees waived/recovered[5]	2.48%	[4]	2.55%	2.69%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.70%	[4]	0.20%	(1.61)%	[4]
After fees waived/recovered	0.68%	[4]	0.15%	(0.88)%	[4]

Portfolio turnover rate	117%	[3]	229%	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.55% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016 and 2015, the ratios would have been lowered by 0.61% and 0.82%, respectively.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30,2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.82		$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05		0.05	(0.06)
Net realized and unrealized gain (loss) on investments	0.54		(0.09)	1.01
Total from investment operations	0.59		(0.04)	0.95

Less Distributions:
From net investment income	(0.08)		-	-
From net realized gain	-		(0.09)	-
Total distributions	(0.08)		(0.09)	-

Net asset value, end of period	$11.33		$10.82	$10.95

Total return [2]	5.45%	[3]	(0.34)%	9.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$372,916		$421,094	$81,579

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.14%	[4]	2.20%	3.19%	[4]
After fees waived/recovered[5]	2.16%	[4]	2.25%	2.46%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	1.02%	[4]	0.50%	(1.38)%	[4]
After fees waived/recovered	1.00%	[4]	0.45%	(0.65)%	[4]

Portfolio turnover rate	117%	[3]	229%	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.55% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016 and 2015, the ratios would have been lowered by 0.61% and 0.82%, respectively.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30,2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.84		$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06		0.06	(0.05)
Net realized and unrealized gain (loss) on investments	0.53		(0.08)	1.00
Total from investment operations	0.59		(0.02)	0.95

Less Distributions:
From net investment income	(0.09)		-	-
From net realized gain	-		(0.09)	-
Total distributions	(0.09)		(0.09)	-

Net asset value, end of period	$11.34		$10.84	$10.95

Total return[2]	5.44%	[3]	(0.15)%	9.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,990		$32,993	$41,888

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.06%	[4]	2.10%	3.09%	[4]
After fees waived/recovered[5]	2.08%	[4]	2.15%	2.36%	[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	1.10%	[4]	0.60%	(1.28)%	[4]
After fees waived/recovered	1.08%	[4]	0.55%	(0.55)%	[4]

Portfolio turnover rate	117%	[3]	229%	204%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.55% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016 and 2015, the ratios would have been lowered by 0.61% and 0.82%, respectively.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period June 30, 2014** through October 31, 2014
Net asset value, beginning of period	$8.58		$9.14	$9.77	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	0.58		(0.52)	(0.57)	(0.18)
Total from investment operations	0.55		(0.56)	(0.63)	(0.23)

Redemption fee proceeds[1]	-		-	-	-

Net asset value, end of period	$9.13		$8.58	$9.14	$9.77

Total return[2]	6.41%	[3]	(6.13)%	(6.45)%	(2.30)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$157		$144	$230	$294

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.91%	[4]	3.54%	3.41%	6.82%	[4]
After fees waived and expenses absorbed[5]	2.24%	[4]	2.20%	2.17%	2.22%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.37)%	[4]	(1.75)%	(1.83)%	(5.99)%	[4]
After fees waived and expenses absorbed	(0.70)%	[4]	(0.41)%	(0.59)%	(1.39)%	[4]

Portfolio turnover rate	310%	[3]	816%	1,596%	628%	[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.09% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016, 2015 and 2014, the ratios would have been lowered by 0.05%, 0.02% and 0.07%, respectively.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$8.63		$9.18	$9.78	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.58		(0.54)	(0.57)	(0.18)
Total from investment operations	0.56		(0.55)	(0.60)	(0.22)

Redemption fee proceeds[1]	-		-	-	-

Net asset value, end of period	$9.19		$8.63	$9.18	$9.78

Total return[2]	6.49%	[3]	(5.99)%	(6.13)%	(2.20)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,629		$10,671	$18,239	$8,585

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.66%	[4]	3.29%	3.16%	6.57%	[4]
After fees waived and expenses absorbed[5]	1.99%	[4]	1.95%	1.92%	1.97%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.12)%	[4]	(1.50)%	(1.58)%	(5.74)%	[4]
After fees waived and expenses absorbed	(0.45)%	[4]	(0.16)%	(0.34)%	(1.14)%	[4]

Portfolio turnover rate	310%	[3]	816%	1,596%	628%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.09% for the six months ended April 30, 2017. For the prior periods ended October 31, 2016, 2015 and 2014, the ratios would have been lowered by 0.05%, 0.02% and 0.07%, respectively.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 30, 2016* through April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.24

Net asset value, end of period	$10.24

Total return [2]	2.40%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,563

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	11.63%	[4]
After fees waived and expenses absorbed	1.50%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(10.68)%	[4]
After fees waived and expenses absorbed	(0.55)%	[4]

Portfolio turnover rate	71%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 30, 2016* through April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.25

Net asset value, end of period	$10.25

Total return [2]	2.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,763

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	11.38%	[4]
After fees waived and expenses absorbed	1.25%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(10.43)%	[4]
After fees waived and expenses absorbed	(0.30)%	[4]

Portfolio turnover rate	71%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period December 30, 2016* through April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.25

Net asset value, end of period	$10.25

Total return[2]	2.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$595

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	11.23%	[4]
After fees waived and expenses absorbed	1.10%	[4]
Ratio of net investment loss to average net assets:
securities sold short and interest expense):
Before fees waived and expenses absorbed	(10.28)%	[4]
After fees waived and expenses absorbed	(0.15)%	[4]

Portfolio turnover rate	71%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Transactions in options contracts written for the six months ended April 30, 2017 in the Macro Opportunity Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at October 31, 2016	-	$-
Options written	1,458	10,283
Options terminated in closing purchasing transactions	-	-
Options expired	(1,458)	(10,283)
Options exercised	-	-
Outstanding at April 30, 2017	-	$-

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments
The Global Managed Futures Strategy Fund invests a significant amount (99.6% of its net assets as of April 30, 2017) in the Federated Government Obligations Fund (“GOIXX”). GOIXX invests primarily in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. treasury and government agency securities. GOIXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in GOIXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although GOIXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in GOIXX.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

GOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2017 Semi-Annual report of Federated Government Obligations Fund was 0.18%.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Domestic Long/Short Equity Fund incurred offering costs of approximately $23,535, which were being amortized over a one-year period from March 31, 2016 (commencement of operations).

The U.S. Small Cap Equity Fund incurred offering costs of approximately $23,315, which were being amortized over a one-year period from December 30, 2016 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2017, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2017, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods ended October 31, 2014 through 2016, and as of and during the periods ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2018 for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund and U.S. Small Cap Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†	Total Limit on Annual Operating Expenses Class Y Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%	-
Global Managed Futures Strategy Fund*	1.25%	1.99%	1.74%	-
Domestic Long/Short Equity Fund	1.10%	1.79%	1.54%	1.39%
Global Long/Short Equity Fund	1.25%	1.94%	1.69%	1.54%
Macro Opportunity Fund	1.25%	2.15%	1.90%	-
U.S. Small Cap Equity Fund	0.85%	1.50%	1.25%	1.10%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*
The current expense information for Global Managed Futures Strategy Fund was effective June 30, 2016. Prior to June 30, 2016, the total limit on annual operating expenses, Investor Class and Class I were 2.04% and 1.79%, respectively.

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the six months ended April 30, 2017, the Sub-Advisor waived $17,252 of its sub-advisory fees.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The Advisor has engaged Analytic Investors, LLC (the "Sub-Advisor") to manage the assets of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the periods ended April 30, 2017, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Managed Futures Strategy Fund	23,281	-	23,281
Domestic Long/Short Equity Fund	106,118	-	106,118
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	67,425	23,118	90,543
U.S. Small Cap Equity Fund	8,150	89,011	97,161
	$204,974	$112,129	$317,103

For the six months ended April 30, 2017, the Advisor recovered $48,508 of its previously waived advisory fees and other absorbed expenses for the Global Long/Short Equity Fund.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years after the date of the waiver or payment, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
2017	$-	$85,151	$-	$-	$77,411	$-
2018	-	152,227	-	48,508	186,794	-
2019	-	125,483	155,292	-	181,467	-
2020	-	23,281	106,118	-	90,543	97,161
Total	$-	$386,142	$261,410	$48,508	$536,215	$97,161

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended April 30, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$458,909,560	$63,794,281	$38,779,350	$534,992,118	$10,940,836	$4,766,451

Gross unrealized appreciation	$771,070	$-	$2,219,340	$36,372,956	$494,521	$292,304
Gross unrealized depreciation	(51,635)	-	(782,917)	(12,991,655)	(66,238)	(97,605)
Net unrealized appreciation on investments	$719,435	$-	$1,436,423	$23,381,301	$428,283	$194,699

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

As of October 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund
Undistributed ordinary income	$-	$30,514	$298,700	$2,168,181	$-
Undistributed long-term capital gains	-	1,247,576	45	-	-
Tax accumulated earnings	-	1,278,090	298,745	2,168,181	-

Accumulated capital and other losses	(17,937,479)	(231,130)	-	(4,905,237)	(2,144,540)
Unrealized appreciation (depreciation) on investments	807,587	-	(1,462,953)	5,942,684	49,900
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	(31,603)	565,439	(1,111,470)	6,383
Total accumulated earnings (deficit)	$(17,129,892)	$1,015,357	$(598,769)	$2,094,158	$(2,088,257)

The tax character of the distributions paid during the fiscal years ended October 31, 2016, and October 31, 2015 were as follows:

	Managed Futures Strategy Fund		Global Managed Futures Strategy Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary income	$-	$437,750	$-	$-
Net long-term capital gains	-	14,924,830	-	-
Total distributions paid	$-	$15,362,580	$-	$-

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2016 2015		2016	2015
Ordinary income	$-	$-	$1,701,146	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$-	$1,701,146	$-

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Macro Opportunity Fund
Distributions paid from:	2016	2015
Ordinary income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

At October 31, 2016, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$5,315,213	$7,029,805	$12,345,018
Global Managed Futures Strategy Fund	-	-	-
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	4,905,237	-	4,905,237
Macro Opportunity Fund	2,048,246	51,723	2,099,969

As of October 31, 2016, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes.

Fund	Late-Year Ordinary Losses
Managed Futures Strategy Fund	$5,592,461
Global Managed Futures Strategy Fund	231,130
Domestic Long/Short Equity Fund	-
Global Long/Short Equity Fund	-
Macro Opportunity Fund	38,188

Late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
Effective August 28, 2014, the Funds no longer charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 6 – Investment Transactions
For the periods ended April 30, 2017, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$17,974,820	$160,068,077	$-	$-
Global Managed Futures Strategy Fund	-	-	-	-
Domestic Long/Short Equity Fund	37,936,669	37,933,351	12,626,975	13,307,589
Global Long/Short Equity Fund	598,488,505	686,548,517	177,382,462	211,700,026
Macro Opportunity Fund	30,642,659	31,448,494	954,518	841,619
U.S. Small Cap Equity Fund	6,682,213	1,984,280	-	-

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the periods ended April 30, 2017, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the periods ended April 30, 2017, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$144,753,731	$-	$144,753,731
Certificate of Deposits	-	16,803,006	-	16,803,006
Collateralized Mortgage Obligations	-	6,204,983	-	6,204,983
Commercial Papers	-	28,947,632	-	28,947,632
Corporate Bonds[1]	-	118,332,525	-	118,332,525
Medium Term Notes[1]	-	31,700,371	-	31,700,371
Short-Term Investments	112,886,747	-	-	112,886,747
Total Assets	$112,886,747	$346,742,248	$-	$459,628,995

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$63,794,281	$-	$-	$63,794,281
Total Investments	63,794,281	-	-	63,794,281
Other Financial Instruments[2]
Futures Contracts	1,855	-	-	1,855
Total Assets	$63,796,136	$-	$-	$63,796,136

Liabilities
Other Financial Instruments[2]
Futures Contracts	$59	$-	$-	$59
Total Liabilities	$59	$-	$-	$59

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$33,642,992	$-	$-	$33,642,992
Short-Term Investments	6,572,781	-	-	6,572,781
Total Assets	$40,215,773	$-	$-	$40,215,773

Liabilities
Securities Sold Short
Common Stocks[1]	$9,546,618	$-	$-	$9,546,618
Total Liabilities	$9,546,618	$-	$-	$9,546,618

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$9,840,915	$24,314,962	$-	$34,155,877
Communications	873,034	31,914,769	-	32,787,803
Consumer, Cyclical	29,704,052	5,172,886	-	34,876,938
Consumer, Non-cyclical	143,817,760	36,665,235	-	180,482,995
Diversified	-	7,517,228	-	7,517,228
Energy	-	4,786,365	-	4,786,365
Financial	64,254,986	25,139,421	-	89,394,407
Industrial	555,540	4,936,965	-	5,492,505
Technology	72,388,291	14,749,843	-	87,138,134
Utilities	9,018,622	9,616,509	-	18,635,131
Short-Term Investments	63,106,036	-	-	63,106,036
Total Assets	$393,559,236	$164,814,183	$-	$558,373,419

Liabilities
Common Stocks
Basic Materials	$-	$7,412,483	$-	$7,412,483
Communications	2,563,814	4,666,835	-	7,230,649
Consumer, Cyclical	13,404,943	5,859,050	-	19,263,993
Consumer, Non-cyclical	4,724,768	-	-	4,724,768
Energy	36,556,529	11,923,057	-	48,479,586
Financial	30,690,705	20,972,590	-	51,663,295
Industrial	261,409	9,158,154	-	9,419,563
Technology	250,311	-	-	250,311
Total Liabilities	$88,452,479	$59,992,169	$-	$148,444,648

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$5,281,684	$-	$-	$5,281,684
Exchange-Traded Funds	5,745,427	-	-	5,745,427
Purchased Options Contracts	5,820	-	-	5,820
Short-Term Investments	336,188	-	-	336,188
Total Investments	11,369,119	-	-	11,369,119
Other Financial Instruments[2]
Futures Contracts	1,276	-	-	1,276
Total Assets	$11,370,395	$-	$-	$11,370,395

Liabilities
Securities Sold Short
Common Stocks[1]	$107,211	$-	$-	$107,211
Total Liabilities	$107,211	$-	$-	$107,211

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$4,804,915	$-	$-	$4,804,915
Short-Term Investments	156,235	-	-	156,235
Total Assets	$4,961,150	$-	$-	$4,961,150

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the periods ended April 30, 2017.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2017, by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Global Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	$1,855	$59
Macro Opportunity Fund	Purchased options contracts, at value	Equity contracts	5,820	-
Total			$7,675	$59

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the periods ended April 30, 2017 for the Managed Futures Strategy, Global Managed Futures Strategy and Macro Opportunity Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(13,780,134)	$-	$-	$(13,780,134)
Global Managed Futures Strategy Fund	Equity Contracts	1,854,506	-	-	1,854,506
Macro Opportunity Fund	Equity Contracts	-	(58,541)	16,161	(42,380)
Macro Opportunity Fund	FX Contracts	(8,577)	-	-	(8,577)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Futures Contracts	Purchased Options Contracts	Total
Global Managed Futures Strategy Fund	Equity Contracts	$457,764	$-	$457,764
Macro Opportunity Fund	Equity Contracts	-	(3,622)	(3,622)
	FX Contracts	(5,107)	-	(5,107)

The quarterly average volumes of derivative instruments as of April 30, 2017 are as follows:

Derivatives not designated as hedging instruments		Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Global Managed Futures Strategy Fund	Equity Contracts	394	21	-	415
Macro Opportunity Fund	Equity Contracts	-	-	152	152
	Foreign Exchange Contracts	2	5	-	7

Note 12 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2017 (Unaudited)

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Note 15 – Results of Shareholder Meeting
At a Special Meeting of Shareholders of 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund (together, the “Funds”) held on January 12, 2017, the shareholders of the Funds approved a new investment sub-advisory agreement between 361 Capital LLC and Analytic Investors LLC.

361 Domestic Long/Short Equity Fund:

	Shares Voted	% of Voted	% of Total
For	2,704,838.799	100.000%	88.283%
Against	0	0.000%	0%
Abstain	0	0.000%	0%
Total	2,704,838.799	100.000%	88.283%

361 Global Long/Short Equity Fund:

	Shares Voted	% of Voted	% of Total
For	21,053,270.820	76.622%	43.840%
Against	86,162.900	0.314%	0.179%
Abstain	336,238.340	1.223%	0.701%
Uninstructed	6,001,062.000	21.841%	12.496%
Total	27,476,734.060	100.000%	57.216%

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements
At an in-person meeting held on September 20-22, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) with respect to the 361 U.S. Small Cap Equity Fund series of the Trust (the “Small Cap Fund”) for an initial two-year term.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved a new Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between the Investment Advisor and Analytic Investors LLC (“Analytic”) with respect to the 361 Global Long/Short Equity Fund (the “Global Long/Short Fund”) and the 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”) in connection with the anticipated acquisition of Analytic by Wells Capital Management, Inc., an affiliate of Wells Fargo Asset Management (the “Transaction”). Analytic served as the sub-advisor to the Domestic Long/Short Fund and the Global Long/Short Fund from the commencement of Fund operations on March 31, 2016, and December 12, 2014, respectively. Under the 1940 Act, the closing of the Transaction would result in a change of control of Analytic and the automatic termination of the existing sub-advisory agreement with respect to each of the Domestic Long/Short Fund and the Global Long/Short Fund. The New Sub-Advisory Agreement was substantially similar to the existing sub-advisory agreement, except that the New Sub-Advisory Agreement would be effective with respect to each of the Domestic Long/Short Fund and the Global Long/Short Fund for 150 days from the date of the closing of the Transaction, unless approved by the shareholders of the Fund, in which case the New Sub-Advisory Agreement would remain in effect for a two-year period.

In addition, at an in-person meeting held on December 5-7, 2016, the Board, including the Independent Trustees, reviewed and unanimously approved the Advisory Agreement for an additional one-year term (from when it otherwise would expire) with respect to the following series of the Trust (each an “Existing Fund”):

•	the 361 Global Managed Futures Strategy Fund (the “Global Managed Futures Fund”)[1],
•	the Global Long/Short Fund,
•	the 361 Macro Opportunity Fund (the “Macro Fund”), and
•	the 361 Managed Futures Strategy Fund (the “Managed Futures Fund”).

The Board and the Independent Trustees also approved the Sub-Advisory Agreement between the Investment Advisor and Federated Investment Management Company (“Federated”) with respect to the Managed Futures Fund (the “Federated Sub-Advisory Agreement”), for an additional one-year term from when it otherwise would expire.

The Federated Sub-Advisory Agreement and the New Sub-Advisory Agreement are referred to below as the “Sub-Advisory Agreements.” The Advisory Agreement and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In renewing or approving the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that such renewal or approval of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders.

[1]	Prior to May 1, 2017, the name of the 361 Global Managed Futures Strategy Fund was the 361 Global Counter-Trend Fund.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

361 U.S. Small Cap Equity Fund

Background
In advance of the September meeting, the Board received information about the proposed Small Cap Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the proposed Small Cap Fund; information regarding the performance of accounts managed by another investment advisor that the Investment Advisor was in the process of acquiring, using that investment advisor’s Small Cap Diversified Equity strategy (the “Composite”), which had investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Fund, for various periods ended June 30, 2016, compared with the performance of the Russell 2000 Index; and a report prepared by Morningstar, Inc. (“Morningstar”) comparing the proposed advisory fees and estimated total expense ratios for the Small Cap Fund compared to those of a group of funds selected by Morningstar (the “Peer Group”) from its Small Blend fund universe (the “Fund Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement with respect to the Small Cap Fund. In addition, the Board considered information reviewed by the Board regarding the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement with respect to the Small Cap Fund.

In approving the Advisory Agreement with respect to the Small Cap Fund, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to relevant performance information, the meeting materials indicated that the annualized net returns of the Composite for the one-, three-, and five-year periods were higher than the Russell 2000 Index returns. The Board noted its familiarity with the Investment Advisor as the investment advisor for five other series of the Trust, and considered the services to be provided by the Investment Advisor to the proposed Small Cap Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the proposed Small Cap Fund, noting that personnel of the investment advisor being acquired by the Investment Advisor would also be involved in managing the Small Cap Fund’s assets. In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Small Cap Fund, and that the Investment Advisor would provide the Small Cap Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board reviewed information regarding the Small Cap Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the annual advisory fee proposed to be paid by the Small Cap Fund (gross of fee waivers) was the same as the Peer Group and Small Blend Fund Universe medians. The Board noted that the proposed advisory fee was lower than the fee the Investment Advisor planned to charge its institutional clients for separately managed accounts with similar objectives and policies as the proposed Small Cap Fund.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Small Cap Fund were the same as the Peer Group median, and slightly higher than the Fund Universe median by 0.05%. The Board noted, however, that the estimated net assets of the Small Cap Fund in its first year were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Small Cap Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with proposed Small Cap Fund in its first year of operations, taking into account estimated assets of $50 million. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee with respect to the proposed Small Cap Fund during the first year of operations, and determined that its estimated profit level was reasonable. The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with the proposed Small Cap Fund (other than the receipt of its advisory fee) would include the usual types of “fall out” benefits received by advisors to the Trust, including any research made available to the Investment Advisor by broker-dealers providing execution services to the proposed Small Cap Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Small Cap Fund generally and any favorable publicity arising in connection with the Small Cap Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any fee breakpoints, during the proposed Small Cap Fund’s startup period the Fund’s asset level would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement with respect to the Small Cap Fund was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

361 Global Long/Short Equity Fund and 361 Domestic Long/Short Equity Fund

Background
In advance of the September meeting, the Board received information about the Domestic Long/Short Fund and the Global Long/Short Fund and the New Sub-Advisory Agreement from Analytic and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about Analytic’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and the funds in Morningstar’s Long Short fund universe for various periods ended June 30, 2016; and information regarding the sub-advisory fees of each Fund. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Sub-Advisory Agreement with respect to the Funds. In addition, the Board considered information reviewed by the Board regarding Analytic during the year at other Board and Board committee meetings. No representatives of Analytic were present during the Board’s consideration of the New Sub-Advisory Agreement with respect to the Funds.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the New Sub-Advisory Agreement with respect to the Domestic Long/Short Fund and the Global Long/Short Fund, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of each Fund, the meeting materials indicated the following:

•
The total returns of the Global Long/Short Fund for the one-year period ended June 30, 2016, and the period since the Fund’s inception on January 6, 2014, were above the returns of the MSCI World Index and the average returns of funds in the Morningstar Long Short fund universe.

•
The total return of the Domestic Long/Short Fund for the period from its inception on March 31, 2016, through June 30, 2016, was above the average return of funds in the Morningstar Long Short fund universe, but below the return of the Russell 1000 Index by 1.44%. The Board noted, however, that the Fund had been operating for a very short period, and that performance over longer periods would be more meaningful.

The Board also considered the overall quality of services provided by Analytic to each Fund. In doing so, the Board considered Analytic’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board considered Analytic’s indication that neither the investment objectives nor the investment strategies of the Funds would change as a result of the Transaction, and that Analytic was not anticipating any changes to the Funds’ portfolio management teams. The Board also considered the overall quality of Analytic’s organization and operations, and Analytic’s compliance structure. The Board and the Independent Trustees concluded that the services proposed to be provided to each Fund by Analytic would continue to benefit the shareholders of each Fund.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fees charged by Analytic with respect to each Fund and noted that Analytic does not manage any other account or fund using the same investment strategies as the Domestic Long/Short Fund. Regarding the sub-advisory fee charged by Analytic with respect to the Global Long/Short Fund, the meeting materials indicated that the fee was the same as or lower than Analytic’s fees to all but one of its other clients to manage assets using the same strategies as the Fund, and that the one client that pays a lower fee was an original investor in the strategy. The Board observed that the annual sub-advisory fee rate for the Domestic Long/Short Fund was 0.075% lower than the fee rate for the Global Long/Short Fund, which they concluded was reasonable given the greater work associated with the larger investment universe of the Global Long/Short Fund. The Board noted that the Investment Advisor pays Analytic’s sub-advisory fees out of the Investment Advisor’s advisory fees, and considered the relative levels and types of services provided by Analytic and the Investment Advisor. The Board and the Independent Trustees concluded that the proposed compensation payable to Analytic under the New Sub-Advisory Agreement was fair and reasonable in light of the services proposed to be provided by Analytic to each Fund.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor
The Board also considered the benefits received by Analytic as a result of its relationship with the Funds (other than the receipt of its sub-advisory fees), including any research services made available to it by broker-dealers that provide execution services to the Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of Analytic’s compliance program, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board considered that although there were no advisory or sub-advisory fee breakpoints, the asset levels of each Fund were relatively small and were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Sub-Advisory Agreement with respect to the Funds was in the best interests of each Fund and its shareholders and, accordingly, approved the New Sub-Advisory Agreement. The acquisition of Analytic by Wells Capital Management, Inc. was effective on October 1, 2016. At a meeting held on January 12, 2017, the shareholders of each of the Domestic Long/Short Fund and the Global Long/Short Fund approved the New Sub-Advisory Agreement.

361 Global Managed Futures Fund, 361 Global Long/Short Fund, 361 Macro Opportunity Fund, and 361 Managed Futures Strategy Fund

Background
In advance of the December meeting, the Board received information about the Existing Funds and the Fund Advisory Agreements from the Investment Advisor, from Federated, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Federated; information regarding the background and experience of relevant personnel providing services to the Existing Funds; reports comparing the performance of each Existing Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2016; and reports comparing the investment advisory fees and total expenses of each Existing Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from the legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

361 Capital, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Existing Fund. The materials they reviewed indicated the following:

•
The Global Managed Futures Fund’s total return for the one-year period was above the return of the Citigroup 3-Month U.S. Treasury Bill Index and above the median returns of the Peer Group and Managed Futures Fund Universe.

•
The Global Long/Short Fund’s total return for the one-year period was above the Long-Short Equity Fund Universe median return, but slightly below the Peer Group median return by 0.16% and below the MSCI World Index return by 7.95%. The Trustees noted Morningstar’s observation that the Peer Group provides the most suitable measure for comparison of the Fund’s performance. The Trustees also considered that in 2015 the Fund’s return was in the 6th percentile in the Fund Universe and above the return of the Index.

•
The Macro Fund’s total return for the one-year period was below the Peer Group median return, the Citigroup 3-Month U.S. Treasury Bill Index return, and the Multialternative Fund Universe median return by 2.61%, 4.22%, and 4.47%, respectively. The Trustees considered that over the three- and six-month periods, the Fund’s return was above all of those measures, and considered the Investment Advisor’s belief that over the previous 12 months the risk protection features of the Fund’s models caused the Fund to underperform its Peer Group.

•
The Managed Futures Fund’s total return for the one-year period was above the Peer Group median return, but below the Managed Futures Fund Universe median return and the Citigroup 3-Month U.S. Treasury Bill Index return by 0.72% and 2.46%, respectively. The Fund’s annualized total return for the three-year period was above the return of the Citigroup 3-Month U.S. Treasury Bill Index, but below the median returns of the Fund Universe and Peer Group by 3.93% and 4.92%, respectively. The Trustees noted that in 2012, 2013, 2015 and the year-to-date period in 2016, the Fund’s performance was above the Fund Universe median return, and that in 2012, 2013, 2014 and the year-to-date period in 2016, the Fund’s performance was above that of the Index. The Trustees considered Morningstar’s observation that the Fund’s counter-trend strategy sets it apart from other funds in the Fund Universe, as evidenced by the Fund’s significantly lower standard deviation and correlation compared to those of the Fund Universe.

The Board also considered the overall quality of services provided by the Investment Advisor to the Existing Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Existing Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Existing Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and Federated with respect to the Managed Futures Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Existing Funds and oversees Federated with respect to the Managed Futures Fund’s operations, including monitoring the investment and trading activities of Federated, and monitoring each Existing Fund’s compliance with its investment policies; and that Federated’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Existing Fund were satisfactory.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Existing Funds, the meeting materials indicated the following:

•
The Global Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the Managed Futures Fund Universe median. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and the Fund Universe median by 0.07% and 0.10%, respectively. The Trustees noted that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•
The Global Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median and the Long-Short Equity Fund Universe median. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

•
The Macro Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Multialternative Fund Universe median by 0.07% and the Peer Group median by 0.10%. The Trustees observed that the Fund had significant investments in mid-cap, small-cap and micro-cap companies, compared to other funds in the Peer Group, and that investment in smaller companies generally warranted a higher advisory fee due to the increased work associated with such investments. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.40% and 0.45%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•
The Managed Futures Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Managed Futures Fund Universe medians by 0.22% and 0.30%, respectively. The Board noted that the advisory fee for the Managed Futures Fund was 0.25% higher than the advisory fee for the Global Managed Futures Fund, and noted the Investment Advisor’s explanation that it employs a unique trading model for the Managed Futures Fund that requires it to invest in futures very close to the time of the market close, but limits its trading volume so that the Fund does not affect market prices, and that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance; that these constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund; and that the Global Managed Futures Fund does not currently have the same challenges in implementing the model as the Managed Futures Fund, as the Global Managed Futures Fund trades in multiple, highly liquid markets and has more investment opportunities than the Managed Futures Fund, which focuses solely on domestic equity futures.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.19% and 0.23%, respectively. The Trustees considered that the Fund’s total expenses are not within the highest quartile of total expenses of the Peer Group funds, and noted Morningstar’s observation that the variance is largely attributable to the advisory fee, as described above.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In reviewing information regarding the Existing Funds’ fees and expenses, the Trustees noted that they could not compare fees charged by the Investment Advisor to those of any other account of the Investment Advisor because the Investment Advisor does not manage any other accounts with the same objectives as any Existing Fund. They noted, however, that the Investment Advisor charges the same advisory fee to each of the Existing Funds except for the Managed Futures Fund, which pays an 0.25% higher fee, as described above. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Existing Funds.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Existing Fund for the year ended September 30, 2016, noting that the Investment Advisor had waived a significant portion of the advisory fee for the Global Managed Futures Fund; had waived its entire advisory fee and subsidized certain of the operating expenses for the Macro Fund; and had recouped fees previously waived for the Global Long/Short Fund. The Board determined that the Investment Advisor’s profitability with respect to the Managed Futures Fund, Global Managed Futures Fund, and Global Long/Short Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Existing Funds (other than its receipt of investment advisory fees), including any research received from broker-dealers providing execution services to the Existing Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Existing Funds generally and any favorable publicity arising in connection with the Existing Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Global Managed Futures Fund, Global Long/Short Fund and Macro Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of those Funds grow. With respect to the Managed Futures Fund, the Trustees considered the Investment Advisor’s explanation that the Fund could grow only to a certain asset level before its trading level becomes high enough to affect trade execution and therefore hinder Fund performance, and the Trustees determined that these capacity constraints could limit economies of scale realized by the Investment Advisor by virtue of limiting the asset size of the Fund.

Federated Investment Management Company

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by the Sub-Advisor to the Managed Futures Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure.

The Board noted that Federated is primarily responsible for the day-to-day management of the portion of the Managed Futures Fund invested in short-term fixed income investments (the “Federated Portfolio”). With respect to the performance of the Federated Portfolio, the meeting materials indicated that the total returns of the Federated Portfolio exceeded the returns of the Citigroup 3-Month Treasury Index, the LIBOR rate, and the LIBOR rate plus 25 basis points for the one-year and since inception (October 1, 2014) periods ended September 30, 2016. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Federated to the Managed Futures Fund were satisfactory.

361 Global Managed Futures Strategy Fund, 361 Global Long/Short Equity Fund, 361 Domestic Long/Short Equity Fund, 361 Macro Opportunity Fund, 361 Managed Futures Strategy Fund, and 361 U.S. Small Cap Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by Federated with respect to the Managed Futures Fund, which they noted was less than Federated’s standard fee schedule for institutional separate accounts managed using the same strategy. The Board noted that the Fund pays Federated’s sub-advisory fees, and considered the relative levels and types of services provided by Federated and the Investment Advisor. The Board and the Independent Trustees concluded that the compensation payable to Federated under the Federated Sub-Advisory Agreement was fair and reasonable in light of the services provided by Federated to the Managed Futures Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by Federated as a result of its relationship with the Managed Futures Fund (other than the sub-advisory fee paid to Federated), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Federated’s compliance program, and the intangible benefits of Federated’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Existing Fund and its shareholders and, accordingly, approved renewal of the Fund Advisory Agreements with respect to the Existing Funds.

361 Funds
EXPENSE EXAMPLES
For the Periods Ended April 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Managed Futures Strategy, Global Managed Futures, Global Long/Short Equity, Macro Opportunity, and Domestic Long/Short Equity Fund, and are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

The Actual Performance example for U.S. Small Cap Equity Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from December 30, 2016 (commencement of operations) to April 30, 2017.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	Actual Performance	$1,000.00	$971.10	$10.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.05	10.82
Class I	Actual Performance	1,000.00	972.40	9.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.29	9.57

*
Expenses are equal to the Fund’s annualized expense ratio of 2.16% and 1.91% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2017 (Unaudited)

Global Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	Actual Performance	$1,000.00	$1,032.50	$10.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.73	10.14
Class I	Actual Performance	1,000.00	1,034.10	8.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.97	8.90
*
Expenses are equal to the Fund’s annualized expense ratio of 2.03% and 1.78% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	Actual Performance	$1,000.00	$1,059.60	$11.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.96	10.86
Class I	Actual Performance	1,000.00	1,062.10	9.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.20	9.66
Class Y	Actual Performance	1,000.00	1,061.10	9.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.95	8.92

*
Expenses are equal to the Fund’s annualized expense ratio of 2.18%, 1.93% and 1.78% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	Actual Performance	$1,000.00	$1,052.50	$12.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.51	12.36
Class I	Actual Performance	1,000.00	1,054.50	10.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.10	10.77
Class Y	Actual Performance	1,000.00	1,054.40	10.58
	Hypothetical (5% annual return before expenses)	1,000.000	1,014.50	10.37

*
Expenses are equal to the Fund’s annualized expense ratio of 2.48%, 2.16% and 2.08% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2017 (Unaudited)

Macro Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	Actual Performance	$1,000.00	$1,064.10	$11.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.71	11.16
Class I	Actual Performance	1,000.00	1,064.90	10.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.95	9.92

*
Expenses are equal to the Fund’s annualized expense ratio of 2.24% and 1.99% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

U.S. Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	12/30/16*	4/30/17	12/30/16* – 4/30/17
Actual Performance**
Investor Class	$1,000.00	$1,024.00	$5.06
Class I	1,000.00	1,025.00	4.21
Class Y	1,000.00	1,025.00	3.72
Hypothetical (5% annual return before expenses)^	11/1/16	4/30/17	11/1/16 – 4/30/17
Investor Class	$1,000.00	$1,017.37	$7.49
Class I	1,000.00	1,018.62	6.23
Class Y	1,000.00	1,019.34	5.50
*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 1.25% and 1.10% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 1.25% and 1.10% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds
Each a series of Investment Managers Series Trust

Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Sub-Advisor
Federated Investment Management Company
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222

Analytic Investors, LLC
555 West Fifth Street, 50th Floor
Los Angeles, California 90013

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Managed Futures Strategy Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Managed Futures Strategy Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Macro Opportunity Fund - Investor Class shares	AGMQX	461 41P 461
361 Macro Opportunity Fund - Class I shares	AGMZX	461 41P 453
361 U.S. Small Cap Equity Fund – Investor Class shares	ASFQX	461 41Q 386
361 U.S. Small Cap Equity Fund – Class I shares	ASFZX	461 41Q 394
361 U.S. Small Cap Equity Fund – Class Y shares	ASFWX	461 41Q 410

Privacy Principles of the 361 Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 736-1227 (888-7361CAP). The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 736-1227 (888-7361CAP) (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

361 Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/07/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/07/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/07/17